As filed with the Securities and Exchange Commission on September 8, 2003



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                 Investment Company Act file number (811-08685)



                            ROCHDALE INVESTMENT TRUST
               (Exact name of registrant as specified in charter)



                              570 LEXINGTON AVENUE
                          NEW YORK, NEW YORK 10022-6837
               (Address of principal executive offices) (Zip code)


                               LAURA CORSELL, ESQ.
                     7303 ELBOW LANE PHILADELPHIA, PA 19119
                     (Name and address of agent for service)



Registrant's telephone number, including area code: 800-245-9888


Date of fiscal year end: DECEMBER 31, 2003
                         -----------------


Date of reporting period:  JUNE 30, 2003


Item 1. Report to Stockholders.

         R O C H D A L E

                         I N V E S T M E N T    T R U S T










                                                                  [logo omitted]






ROCHDALE MAGNA PORTFOLIO

SEMI-ANNUAL REPORT

JUNE 30, 2003

                           ROCHDALE INVESTMENT TRUST


                  ROCHDALE MAGNA PORTFOLIO SEMI-ANNUAL REPORT

August 19, 2003

Dear Shareholders:

We are pleased to report the investment performance of the Rochdale Magna Portfolio ("Magna") for the six-month period ended June 30, 2003.

The Magna Portfolio invests primarily in large U.S. companies across both growth and value industries to provide core large company exposure. Our methodology favors high-quality names with strong profitability, reasonable valuation, and sustainable competitive positioning. Leading industries for Magna include banks, information services, financial services, and pharmaceuticals. During the six months ended June 30, 2003, large-cap stocks as defined by the S&P 500 rose 11.76%, led by a rebound in the speculative and low-quality segment of the index. The Rochdale Magna Portfolio rose 6.71% during the same period, lagging the benchmark as we maintained our focus on high-quality companies.

ROCHDALE MAGNA PORTFOLIO:
TOP TEN HOLDINGS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
 Company                                                    Percent of
                                                             Net Assets
--------------------------------------------------------------------------------
The Bear Stearns Companies, Inc.                                 5.6%
Allied Waste Industries, Inc.                                    2.5%
McGraw-Hill Companies, Inc.                                      2.5%
First Data Corp.                                                 2.3%
Procter & Gamble Co.                                             2.2%
Washington Mutual, Inc.                                          2.2%
Sara Lee Corp.                                                   2.2%
Wellpoint Health Networks, Inc.                                  2.0%
Masco Corp.                                                      2.0%
Quest Diagnostics, Inc.                                          2.0%
--------------------------------------------------------------------------------

All major U.S. economic indicators, except employment, are showing signs of improvement. With a favorable economic backdrop and stimulative fiscal and monetary policies, we believe that investors will be rewarded in the long run by holding a basket of carefully selected high-quality stocks. The surge in stock prices since March in several market segments, notably technology, is alarming to us. We believe that by sticking to a strict valuation discipline, we will be able to take advantage of the economic recovery without exposing ourselves to excessive speculation in the stock market.

Since May 27, 2003, the Rochdale Magna Portfolio has been closed to new investment as detailed in the prospectus supplement of the same date. We are exploring alternative strategies for Magna because (1) changes in the market environment have made it more difficult for a relatively concentrated active fund to add value to an investors' overall portfolio, (2) investors' asset class needs can be well-served by other Rochdale funds, and (3) we want to bring investors a more diverse array of investment options. As any change to the Magna Portfolio is likely to involve substantial changes in the investment policies of the portfolio, or its liquidation, shareholders may wish to exchange their shares in the Magna Portfolio for shares of the other Rochdale Portfolios including the Rochdale Large Growth and Rochdale Large Value Portfolios, which have long-term capital appreciation as an investment goal and a largecap investment strategy similar to that of Magna. We have been reviewing several options for Magna and will inform our shareholders as soon as a decision is reached.

Thank you for making the Rochdale Funds a part of your investment portfolio. We hope you find this report helpful in tracking the exposures in your portfolio. For more frequent updates, please call us at 1-800-245-9888 or visit our Web site at www.rochdale.com.



Sincerely,
Carl Acebes
Garrett R. D'Alessandro, CFA
PORTFOLIO MANAGERS

                            ROCHDALE INVESTMENT TRUST


                            ROCHDALE MAGNA PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)

 Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON STOCKS: 97.3%

BASIC MATERIALS: 2.0%
  1,486    Sherwin-Williams Co.(1) .................................. $   39,944
                                                                      ----------

CONSUMER CYCLICALS: 8.1%
    457    Centex Corp. .............................................     35,550
    746    Liz Claiborne, Inc. ......................................     26,296
  2,104    TJX Companies, Inc. ......................................     39,639
    843    VF Corp. .................................................     28,637
    603    Wal-Mart Stores, Inc. ....................................     32,363
                                                                      ----------
                                                                         162,485
                                                                      ----------
CONSUMER NON CYCLICALS: 31.9%
    887    Abbott Laboratories ......................................     38,815
    827    Altria Group, Inc.(1) ....................................     37,579
    892    Deluxe Corp. .............................................     39,962
  1,509    Equifax, Inc. ............................................     39,234
    715    Forest Laboratories, Inc.* ...............................     39,146
    723    H&R Block, Inc. ..........................................     31,270
    758    Johnson & Johnson ........................................     39,189
    754    Medtronic, Inc. ..........................................     36,169
    884    PepsiCo, Inc. ............................................     39,338
    860    Pfizer, Inc. .............................................     29,369
    505    Procter & Gamble Co. .....................................     45,036
    628    Quest Diagnostics, Inc.* .................................     40,066
    761    R.J. Reynolds Tobacco Holdings, Inc. .....................     28,317
  2,309    Sara Lee Corp. ...........................................     43,432
    777    UnitedHealth Group, Inc. .................................     39,044
  1,019    UST, Inc. ................................................     35,696
    482    Wellpoint Health Networks, Inc.* .........................     40,633
                                                                      ----------
                                                                         642,295
                                                                      ----------
FINANCIAL SERVICES: 28.9%
  1,052    ACE Ltd. .................................................     36,073
  1,803    Amsouth Bancorporation ...................................     39,378
    341    Bank of America Corp. ....................................     26,949
    867    Citigroup, Inc. ..........................................     37,108
    497    Federal National Mortgage Association ....................     33,518
    496    Golden West Financial Corp. ..............................     39,685
    729    Marsh & McLennan Companies, Inc. .........................     37,230
  1,849    Mattel, Inc. .............................................     34,983
    700    MGIC Investment Corp.(1) .................................     32,648
    958    North Fork Bancorporation, Inc. ..........................     32,629
  1,546    The Bear Stearns Companies, Inc. .........................    111,961
  1,571    US Bancorp ...............................................     38,489
  1,052    Washington Mutual, Inc. ..................................     43,448
    741    Wells Fargo & Co. ........................................     37,346
                                                                      ----------
                                                                         581,445
                                                                      ----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                               3



                            ROCHDALE MAGNA PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued


 Shares                                                                  Value
--------------------------------------------------------------------------------
INDUSTRIALS: 7.4%
    5,073   Allied Waste Industries, Inc.*                            $   50,984
      419   General Dynamics Corp. ..................................     30,378
    1,690   Masco Corp.(1) ..........................................     40,307
      464   Union Pacific Corp. .....................................     26,921
                                                                      ----------
                                                                         148,590
                                                                      ----------
TECHNOLOGY: 11.1%
      889   Dell Computer Corp.* ....................................     28,412
    1,130   First Data Corp.(1) .....................................     46,827
      384   International Game Technology ...........................     39,295
      499   Lexmark International Group, Inc.* ......................     35,314
    2,998   Oracle Corp.* ...........................................     36,036
    1,452   SunGard Data Systems, Inc.* .............................     37,621
                                                                      ----------
                                                                         223,505
                                                                      ----------
TELECOMMUNICATIONS: 7.9%
      400   Gannett Co., Inc. .......................................     30,724
      802   McGraw-Hill Companies, Inc. .............................     49,724
      552   Omnicom Group, Inc.(1) ..................................     39,578
    1,100   Qualcomm, Inc.(1) .......................................     39,325
                                                                      ----------
                                                                         159,351
                                                                      ----------
TOTAL COMMON STOCKS
            (cost $1,788,487) .......................................  1,957,615
                                                                      ----------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

4


                            ROCHDALE MAGNA PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Principal Amount                                                        Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING - 16.3%
COMMERCIAL PAPER: 6.5%
$ 130,911    Four Winds Funding, 1.550%, 07/01/03 .................  $  130,911
                                                                     ----------
TIME DEPOSITS: 2.2%
   43,639    Washington Mutual Bank, 1.170%, 01/16/04 .............      43,639
                                                                     ----------
REPURCHASE AGREEMENT: 7.6%
  152,982    Lehman Brothers Triparty Agreement, 1.455%,
               07/01/03(2) ........................................     152,982
                                                                     ----------

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
  FROM SECURITIES LENDING
    (cost $327,532) ...............................................     327,532
                                                                     ----------

TOTAL INVESTMENTS
  (cost $2,116,019), 113.6% .......................................   2,285,147
OTHER ASSETS AND LIABILITIES, NET, (13.6)% ........................    (272,758)
                                                                     ----------
NET ASSETS, 100.0% ................................................  $2,012,389
                                                                     ==========

CALL OPTIONS WRITTEN
                                                          Shares
                                                          Subject
Common Stock / Expiration Date / Exercise Price           to Call         Value
--------------------------------------------------------------------------------
BSC / July 2003 / 0.85 ................................    1,500     $   (1,275)
                                                                     ----------
Total (premiums received $2,004) (See Note 4) .........              $   (1,275)
                                                                     ==========

----------
*    Non-income producing security.
(1) This security or a portion of this security is out on loan at June 30, 2003. Total loaned securities had a market value of $317,716 at June 30, 2003.
(2)  Collaterized by $160,706 SASCO, 4.000%, due 5/25/2033.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                               5



                            ROCHDALE INVESTMENT TRUST


STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 2003 (Unaudited)
                                                                       Magna
                                                                     Portfolio
--------------------------------------------------------------------------------

ASSETS
     Investments in securities, at cost .........................   $ 2,116,019
                                                                    ===========


     Investments in securities, at value
          (Including $327,532 of securities loaned) .............   $ 2,285,147
     Receivables:
          Securities sold .......................................       515,138
          Due from advisor ......................................           962
          Dividends and interest ................................         6,211
                                                                    -----------
     TOTAL ASSETS ...............................................     2,807,458
                                                                    -----------


LIABILITIES
     Options written at value (premium $2,004) ..................         1,275
     Payable upon return of securities loaned ...................       327,532
     Cash overdraft .............................................       443,499
     Payables:
     Administration fees ........................................         1,849
     Accrued expenses ...........................................        20,914
                                                                    -----------
     TOTAL LIABILITIES ..........................................       795,069
                                                                    -----------

NET ASSETS ......................................................   $ 2,012,389
                                                                    ===========

     Number of shares, $0.01 par value,
          issued and outstanding
          (unlimited shares authorized) .........................       107,288
                                                                    ===========

     NET ASSET VALUE, OFFERING AND REDEMPTION
          PRICE PER SHARE .......................................   $     18.76
                                                                    ===========

COMPONENTS OF NET ASSETS
     Paid-in capital ............................................   $ 7,428,525
     Undistributed net investment loss ..........................        (2,520)
     Accumulated net realized loss on investments ...............    (5,583,474)
     Net unrealized appreciation on investments .................       169,858
                                                                    -----------
     Net assets .................................................   $ 2,012,389
                                                                    ===========






SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            ROCHDALE INVESTMENT TRUST


STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2003 (Unaudited)

                                                                       Magna
                                                                     Portfolio
--------------------------------------------------------------------------------
INVESTMENT INCOME
     Income
          Dividend income ......................................... $    40,663
          Interest income .........................................       1,238
          Other income ............................................         341
     Total income .................................................      42,242

     Expenses
          Advisory fees ...........................................      25,578
          Fund accounting fees ....................................      11,977
          Administration fees .....................................      11,157
          Audit fees ..............................................       5,557
          Transfer agent fees .....................................       5,006
          Registration fees .......................................       3,078
          Trustee fees ............................................       1,466
          Miscellaneous ...........................................         967
          Custody fees ............................................         824
          Reports to shareholders .................................         682
          Legal fees ..............................................         423
          Insurance expense .......................................         350
     Total expenses ...............................................      67,065
     Less: expenses waived and reimbursed .........................     (22,303)
     Net expenses .................................................      44,762
     NET INVESTMENT LOSS ..........................................      (2,520)

     REALIZED AND UNREALIZED GAIN
     ON INVESTMENTS
     Net realized gain on:
          Securities ..............................................     131,023
          Option transactions .....................................      19,290
     Net change in unrealized appreciation on investments .........     235,628
     Net realized and unrealized income on investments ............     385,941

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $ 383,421







SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            ROCHDALE INVESTMENT TRUST


STATEMENTS OF CHANGES IN NET ASSETS
                                                                         Magna
                                                                       Portfolio
-------------------------------------------------------------------------------------------
                                                             Six Months           Year
                                                                Ended             Ended
                                                             6/30/2003(1)       12/31/02
-------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
     Net investment loss ..................................   $     (2,520)   $    (37,553)
     Net realized gain (loss) on:
          Investments .....................................        131,023      (1,637,444)
          Option transaction ..............................         19,290           3,970
     Net unrealized appreciation (depreciation)
          on investments ..................................        235,628        (810,544)
                                                              ------------    ------------
     NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS .......................        383,421      (2,481,571)
                                                              ------------    ------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold ............................         82,641       1,583,454
     Cost of shares redeemed ..............................     (4,530,703)     (3,476,975)
                                                              ------------    ------------
     Net decrease in net assets resulting
          from share transactions .........................     (4,448,062)     (1,893,521)
                                                              ------------    ------------

     TOTAL DECREASE IN NET ASSETS .........................     (4,064,641)     (4,375,092)

NET ASSETS
     Beginning of period ..................................      6,077,030      10,452,122
                                                              ------------    ------------
     END OF PERIOD ........................................   $  2,012,389    $  6,077,030
                                                              ============    ============

     ACCUMULATED NET INVESTMENT LOSS ......................   $     (2,520)   $       --
                                                              ============    ============

CHANGE IN SHARES
     Shares sold ..........................................          4,894          75,804
     Shares redeemed ......................................       (243,337)       (178,950)
                                                              ------------    ------------

     NET DECREASE .........................................       (238,443)       (103,146)
                                                              ============    ============


----------
(1) Unaudited.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            ROCHDALE INVESTMENT TRUST


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------------------------------------------

                                                                        Magna Portfolio
--------------------------------------------------------------------------------------------------------------------
                                            Six Months      Year      04/01/01        Year       Year     6/29/98(1)
                                             Ended          Ended     through         Ended      Ended     through
                                           6/30/03(2)     12/31/02   12/31/01(3)     3/31/01    3/31/00    3/31/99
--------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....  $   17.58     $    23.29  $   24.82     $   33.45  $   29.28  $   25.00
                                           ---------     ----------  ---------     ---------  ---------  ---------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ...................      (0.02)         (0.11)     (0.16)        (0.22)     (0.16)     (0.02)
  Net realized and unrealized
    gain (loss) on investments ..........       1.18          (5.61)     (1.38)        (8.18)      4.48       4.30
                                           ---------     ----------  ---------     ---------  ---------  ---------
Total from investment operations ........       1.16          (5.72)     (1.54)        (8.40)      4.32       4.28
                                           ---------     ----------  ---------     ---------  ---------  ---------

LESS DISTRIBUTIONS:
   From net realized gain ...............        --         --            --           (0.25)     (0.15)       --
                                           ---------     ----------  ---------     ---------  ---------  ---------
Total distributions .....................        --         --            --           (0.25)     (0.15)       --
                                           ---------     ----------  ---------     ---------  ---------  ---------
Paid in capital from
   redemption fees (Note 2) .............       0.02           0.01       0.01          0.02        --         --
                                           ---------     ----------  ---------     ---------  ---------  ---------
Net asset value, end of period ..........  $   18.76     $    17.58  $   23.29     $   24.82  $   33.45  $   29.28
                                           =========     ==========  =========     =========  =========  =========

Total return ............................       6.71%(4)     (24.52)%    (6.16)%(4)   (25.17)%    14.80%     17.12%(4)(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (millions) ............................  $     2.0     $      6.1  $    10.5     $    13.6  $    18.3  $     8.1

Portfolio turnover rate .................      20.51%(4)     151.38%     76.18%(4)     81.84%     38.34%     47.81%

RATIO OF EXPENSES TO AVERAGE
  NET ASSETS:
Before fees waived
  and expenses absorbed .................       2.62%(6)       2.06%      1.87%(6)      1.53%      2.15%      6.19%(6)
After fees waived
  and expenses absorbed .................       1.75%(6)       1.75%      1.75%(6)      1.75%      1.73%      1.60%(6)

RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
  and expenses absorbed .................      (0.97)%(6)     (0.75)%    (0.93)%(6)    (0.46)%    (1.09)%    (4.88)%(6)
After fees waived
  and expenses absorbed .................      (0.10)%(6)     (0.44)%    (0.81)%(6)    (0.68)%    (0.67)%    (0.29)%(6)


----------
(1) Inception of Portfolio.
(2) Unaudited.
(3) In 2001, the Portfolio changed its fiscal year-end from March to December (Note 1).
(4) Not annualized.
(5) Commencement of investment operations - October 23, 1998.
(6) Annualized.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            ROCHDALE INVESTMENT TRUST


NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2003 (Unaudited)

NOTE 1 -- ORGANIZATION

The Rochdale Magna Portfolio (the "Portfolio") is a diversified series of shares of beneficial interest of Rochdale Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Rochdale Investment Management LLC (the "Advisor") is the Advisor to the fund.

The Portfolio was established in June 1998. Initial outside investors purchased shares of the Portfolio on June 29, 1998. However, investments operations did not commence until October 23, 1998. During 2001, the Board of Trustees of the Portfolio approved changing the Magna Portfolio's fiscal year-end from March 31 to December 31. Since May 27, 2003, the Portfolio has been closed to new investments as detailed in the prospectus supplement of the same date.

The Rochdale Magna Portfolio is a large-cap domestic equity fund. The investment objective is to achieve long-term capital appreciation. It seeks to achieve its objective by investing primarily in securities of large-cap companies that the Advisor has identified through fundamental criteria as the leading growth and leading value companies relative to growth and value industry peers.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION. In valuing the Portfolios' assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such values are being determined. If there has been no sale on such exchange on such day, the security is valued at the mean between the bid and asked price. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Portfolios are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

     B. SHARE VALUATION. The Portfolio's share price (net asset value) is determined as of the close of the regular session of trading on the NASDAQ (normally 4:00p.m., eastern time). The net asset value per share of the Portfolio is calculated by dividing the sum of the value of the securities held by the Portfolio plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Portfolio, rounded to the nearest cent. The offering and redemption price per share of each Portfolio is equal to a Portfolio's net asset value per share. The Portfolio charges a 2% redemption fee on shares redeemed or exchanged within 18 months of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Portfolio will retain the fee charged as paid-in capital and such fees become part of the Portfolio's daily net asset value ("NAV") calculations.

     C. FEDERAL INCOME TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required. The Magna Portfolio had net realized capital losses of approximately $143,000 during the period November 1, 2002, through December 31, 2002. These losses are treated for federal income tax purposes as arising during the Portfolio's tax year ending December 31, 2003. These "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders. At December 31, 2002, the Portfolio had tax basis capital losses, which may be carried over to offset future capital gains. Such approximate losses expire as follows:

                            ROCHDALE INVESTMENT TRUST

                                           CAPITAL LOSSES EXPIRING IN:
PORTFOLIO                            2008            2009              2010
--------------------------------------------------------------------------------
Rochdale Magna Portfolio          $ 219,000      $ 3,881,000        $1,487,000

     D. SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of securities sold is determined under the identified cost method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Portfolio are accreted and amortized to maturity using the effective interest method.

     E. FOREIGN CURRENCY. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

     F. FORWARD CURRENCY CONTRACTS. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When a contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolio could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

     G. DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, equalization and post-October capital and currency losses.

     H. OPTION WRITING. The Portfolio may write (sell) covered call options and secured put options on securities and indices. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     I. LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes the Portfolio to risks such as (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) a Portfolio may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with Portfolios' custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount

                            ROCHDALE INVESTMENT TRUST
          at least equal to 102% of the market value of the loaned securities. The Portfolio will limit the amount of its loans of portfolio securities to no more than 50% of its total assets.

          At June 30, 2003, the Portfolio loaned equity securities having a fair value of $327,532 and received equity securities collateral for the loan in the amount of $327,531.

     J. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     K. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Portfolio accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES.

NOTE 3 -- COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Advisor provides the Portfolio with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Trust. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% from the Portfolio based upon the average daily net assets of the Portfolio.

The Portfolio is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Portfolio to the extent necessary to limit the Portfolio's aggregate annual operating expenses to a maximum of 1.75% of average net assets for the Portfolio. Any reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Portfolio's obligation may be subject to reimbursement by the Portfolio within the following three years, provided the Portfolio is able to effect such reimbursement and remain in compliance with applicable limitations. For the six months ended June 30, 2003, the Advisor has reimbursed the Portfolio for expenses in excess of the limit in the amounts of $22,303.

At June 30, 2003, the cumulative amount available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Fund is $58,661. At June 30, 2003, the Advisor may recapture $10,921 of the above amount no later than December 31, 2004, $25,437 no later than December 31, 2005, and $22,303 no later than December 31, 2006.

The Portfolio has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1. The Plan provides that the Portfolio may pay for distribution and related expenses up to an annual rate of 0.25% of its average net assets to RIM Securities LLC as distributor. The distributor elected to waive its fees for the six months ended June 30, 2003.

U.S. Bancorp Fund Services, LLC (the "Administrator") (formerly Investment Company Administration, LLC) acts as the Trust's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Portfolio; prepares reports and materials to be supplied to the trustees; monitors the activities of the Portfolio's custodian, transfer agent and accountants; coordinates the preparation and payment of Portfolio expenses and reviews the Portfolio's expense accruals. For its services, the Administrator receives a monthly fee from the Portfolio at a rate of 0.10% annually of average net assets, with a minimum annual fee of $22,500.

RIM Securities LLC also acts as the Portfolio's principal underwriter in a continuous public offering of the Portfolio's shares.

                            ROCHDALE INVESTMENT TRUST

During the six months ended June 30, 2003, RIM Securities LLC received $1,605 in brokerage fee commissions with respect to the Portfolio's portfolio transactions, which constituted 100% of the Portfolio's brokerage commissions during the fiscal year.

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor, Distributor, or Administrator.

NOTE 4 -- PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the six months ended June 30, 2003, were $931,754 and $4,567,514, respectively.

The activity in call options written for the Portfolio during the six months ended June 30, 2003, is summarized as follows:

CONTRACTS WRITTEN                                            AMOUNT
--------------------------------------------------------------------------------
 (2,800)     Options outstanding, beginning of year      $    (5,160)
(22,200)     Options written                                 (17,645)
  5,400      Options closed                                    6,830
 18,100      Options expired                                  13,970
-------                                                  -----------
 (1,500)     Options outstanding at June 30, 2003             (2,005)

             Unrealized appreciation at June 30, 2003            730
                                                         -----------
             Market Value of options at June 30, 2003    $    (1,275)
                                                         ===========
NOTE 5 -- DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                             MAGNA PORTFOLIO
--------------------------------------------------------------------------------
Cost of investments for tax purposes                        $ 2,116,019
                                                            -----------
Gross tax unrealized appreciation                               198,871
Gross tax unrealized depreciation                               (29,743)
                                                            ===========

Net tax unrealized appreciation on investments                  169,128
Net tax appreciation on derivatives and foreign-currency
denominated assets and liabilities                                  730
Mark to market on PFIC                                           --
                                                            -----------
Net tax unrealized appreciation                             $   169,858
                                                            ===========

                            ROCHDALE INVESTMENT TRUST


NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2003 (Unaudited), Continued

NOTE 6 -- TRUSTEE AND OFFICER INFORMATION

The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including, general supervision and review of the investment activities of the Portfolios. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-245-9888.

                                                                                               OTHER
                              POSITION(S)   LENGTH                                           DIRECTORSHIPS
                              HELD WITH     OF TIME    PRINCIPAL OCCUPATION(S)                 HELD BY
NAME, ADDRESS, AND AGE          TRUST        SERVED     DURING THE PAST 5 YEARS                TRUSTEE
-----------------------------------------------------------------------------------------------------------
Carl Acebes*                  Chairman      Since      Chief Investment Officer and              None
Rochdale Investment Trust     and Trustee   1998       Chairman of Rochdale Investment
570 Lexington Ave.                                     Management
New York, NY 10022
Age: 56

Maxime C. Baretge             Trustee       Since      President of P.A. Pommares                None
Rochdale Investment Trust                   1998       Agencies, S.A. (luxury goods
570 Lexington Ave.                                     distribution)
New York, NY 10022
Age: 62

Jerry Roland                  Trustee       Since      Consultant, Credit Suisse-First           None
Rochdale Investment Trust                   2001       Boston, (securities & investment
570 Lexington Ave.                                     banking)
New York, NY 10022
Age: 66

Garrett R. D'Alessandro*      President,    Since      President, Chief Executive Officer,       None
Rochdale Investment Trust     Secretary,    1998       and Director of Research of
570 Lexington Ave.            and                      Rochdale Investment Management
New York, NY 10022            Treasurer
Age: 45


* Denotes Trustees who are "interested persons" of the Trust under the 1940 Act.




                                     ADVISOR

                       Rochdale Investment Management LLC
                              570 Lexington Avenue
                         New York, New York 10022-6837
                                 (800) 245-9888

                                        o

                                   DISTRIBUTOR

                               RIM Securities LLC
                              570 Lexington Avenue
                         New York, New York 10022-6837
                                 (800) 245-9888

                                        o

                                    CUSTODIAN

                            Union Bank of California
                        475 Sansome Street - 15th Floor
                        San Francisco, California 94111

                                        o

                                 TRANSFER AGENT

                           U.S. Bancorp Fund Services
                                  P.O. Box 701
                         Milwaukee, Wisconsin 53201-0701

                                        o

                                    AUDITORS

                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103





This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                              ROCHDALE INVESTMENT TRUST
                              570 Lexington Avenue New York, NY 10022-6837
                              800-245-9888 www.rochdale.com

                              You can discuss your questions about the
                              Portfolios, and request other information,
                              including the Prospectus and Statement of
                              Additional Information (SAI), free of charge, by
                              calling the Portfolios at 800-245-9888 or visiting
 [LOGO OMITTED]               our Web site at www.rochdale.com. The Prospectus
                              and SAI provides detailed information about the Portfolios.

                              You can review and copy information about the Portfolios, including the Portfolios' Prospectus and SAI, at the Public Reference Room of the Securities and Exchange Commission, or get copies for a fee, by writing or calling the Public Reference Room of the Commission, Washington, DC 20549-0102 (1-202-942-8090). You may also send an
                              e-mail to the publicinfo@sec.gov. You can obtain the same information free of charge from the Commission's Internet Web site at http://www.sec.gov.







                              (Rochdale Investment Trust's
                              SEC Investment Company Act
                              File number is 811-08685)

R O C H D A L E

        I N V E S T M E N T    T R U S T






ROCHDALE DIVIDEND & INCOME PORTFOLIO

ROCHDALE ATLAS PORTFOLIO

ROCHDALE LARGE GROWTH PORTFOLIO

ROCHDALE LARGE VALUE PORTFOLIO

ROCHDALE MID/SMALL GROWTH PORTFOLIO

ROCHDALE MID/SMALL VALUE PORTFOLIO

ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO



SEMI-ANNUAL REPORT

JUNE 30, 2003

                           ROCHDALE INVESTMENT TRUST

                        ROCHDALE FUNDS SEMI-ANNUAL REPORT

                                TABLE OF CONTENTS


Letter to Shareholders                                                         1
--------------------------------------------------------------------------------
Total Return Table                                                             5
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
     Rochdale Dividend & Income Portfolio                                      6
     Rochdale Atlas Portfolio                                                  9
     Rochdale Large Growth Portfolio                                          12
     Rochdale Large Value Portfolio                                           16
     Rochdale Mid/Small Growth Portfolio                                      21
     Rochdale Mid/Small Value Portfolio                                       27
     Rochdale Intermediate Fixed Income Portfolio                             34

Statements of Assets and Liabilities                                          38
--------------------------------------------------------------------------------
Statements of Operations                                                      40
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                           42
--------------------------------------------------------------------------------
Financial Highlights                                                          46
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 51
--------------------------------------------------------------------------------
Trustee and Officer Information                                               58
--------------------------------------------------------------------------------

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Rochdale Investment Trust.

Past performance is not a guarantee of future results. Due to market volatility, fund performance may fluctuate substantially over the short-term and current performance may differ from that shown. Share price and returns will fluctuate, and investors may have a gain or loss when they redeem shares. Statements and other information in this report are dated and are subject to change.

                           ROCHDALE INVESTMENT TRUST

August 25, 2003

Dear Shareholders:

We are pleased to report the performance of the Rochdale Funds for the six months ended June 30, 2003. Overall, the funds performed admirably relative to their size and style asset class targets as we continued to adhere to our investment strategy of style-consistent asset class exposure and managed risk.

The stock market has turned itself around in 2003 after three straight years of subpar returns; at mid-year, all three major indices were near the top of their respective 52-week ranges. Contrary to conventional beliefs, the bond market rallied for most of the second quarter even as stock markets continue to rise. The two markets apparently were focusing on different themes: the equity market focused on the upcoming economic recovery, while the bond market set its sight on the expected rate cut, low inflation, and the current slow economic growth. Early signs of an economic recovery in the U.S. also helped push foreign stocks higher.

BROAD MARKET INDEX PERFORMANCE
YEAR-TO-DATE THROUGH JUNE 30, 2003
--------------------------------------------------------------------------------
                                                  Total
Index                                             Return
--------------------------------------------------------------------------------
S&P 500                                           11.76%
S&P MidCap 400                                    12.41%
S&P SmallCap 600                                  12.93%
Nasdaq Composite                                  21.51%
Dow Jones World (ex US)                           11.57%
--------------------------------------------------------------------------------
SOURCE: BARRA; LIPPER

The equity markets began to rally in mid-March. Buoyed by a strong second quarter, market performance year-to-date has reversed a several-year negative trend. The market rise reflected a new-found interest by investors in equities who moved in from the sidelines and sought opportunities in every corner of the market, driving returns up nearly equally for large and small, growth and value companies.

Based on the cumulative happenings in the past few months market and economy, we have moved from pessimistic to neutral to being cautiously optimistic. All major U.S. economic indicators, except employment, are showing signs of improvement. With a favorable economic backdrop and stimulative fiscal and monetary policies, we believe that investors will be rewarded in the long run by holding a basket of carefully selected high-quality stocks. The surge in stock prices since March in several market segments, notably technology, is alarming to us. We believe that by sticking to a strict valuation discipline, we will be able to take advantage of the economic recovery without exposing ourselves to excessive speculation in the stock market.

Long-term investors should continue to focus on asset allocation to achieve their goals and match their individual tolerance for volatility with the appropriate combination of equities and fixed income, large and small companies, and domestic and international holdings. As for choosing within asset classes, we remain confident that a style-consistent, tax-efficient methodology is a sound application of investing principles. In addition, an allocation of some component to dividend-paying stocks may help smooth volatility as the yields contribute in a stabilizing way to long-term total return. As tempting as it might be to overreact and follow the front-runners in the market recovery, we recommend that investors concentrate on investment fundamentals and solid companies for the long term. Regardless of market conditions, an investor's best defense is always a well planned allocation strategy and well diversified portfolio. Your financial advisor can help assess the diversification and volatility of your portfolio and make adjustments as needed.

Finally, the Rochdale Alpha Portfolio underwent an exciting change: On June 27, 2003, the Rochdale Alpha Portfolio was renamed the Rochdale Dividend & Income Portfolio with a new investment goal of significant income and, as a secondary focus, long-term capital appreciation. The new investment strategy for the fund is similar to our private client strategy, High Dividend & Income Equities, which has seen strong demand by clients seeking income and stability along with potential for growth. David J. Abella, CFA, officially joined the management team of the fund after contributing to the development of the investment strategy for both the fund and private clients.

                           ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------
ROCHDALE DIVIDEND & INCOME PORTFOLIO

The Rochdale Alpha Portfolio was renamed the Rochdale Dividend & Income Portfolio, with a new investment objective and strategy, effective June 27, 2003. The Dividend & Income Portfolio seeks to provide significant income, and to a lesser extent, long-term capital appreciation, through investment primarily in common and preferred stocks and real estate investment trusts that have exhibited stable dividend history, potential for dividend growth, strong financial condition with minimal debt, and attractive valuation. In addition to providing reliable income, which should smooth portfolio volatility, the portfolio is designed to take advantage of the new favorable dividend tax rates. During the six months ended June 30, 2003, the fund rose 15.89%, outpacing the Russell 3000 Value Index, which rose 11.91%.

ROCHDALE DIVIDEND & INCOME PORTFOLIO:
TOP TEN HOLDINGS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
Company                                      Percent of
                                             Net Assets
--------------------------------------------------------------------------------
Bank of America Corp.                          3.0%
Washington Real Estate Investment Trust        3.0%
Progress Energy, Inc.                          2.9%
Conagra, Inc.                                  2.9%
Tanger Factory Outlet Center, Inc.             2.8%
Loews Corp. - Carolina Group                   2.6%
Pinnacle West Capital Corp.                    2.6%
Health Care REIT, Inc.                         2.6%
Eastman Kodak Co.                              2.5%
First Commonwealth Financial Corp.             2.5%


--------------------------------------------------------------------------------
ROCHDALE ATLAS PORTFOLIO

The Atlas Portfolio provides exposure to foreign economies across both developed and emerging markets, through investment in countries we have identified as most likely to outperform relative to the world market. During the six month period ended June 30, 2003, the Atlas fund participated in the market rally and gained 11.82%, outpacing both the Dow Jones World Index (ex US), which returned 11.57%, and the Morgan Stanley World Index (ex US), which returned 10.63%. The Atlas fund remains overweight in emerging markets, underweight in Japan and the core European countries, and has retained some cash. We recognize that the economic conditions in global equity markets are slowly improving, and we are ready to increase our exposure in select markets when their valuations are more attractive.

--------------------------------------------------------------------------------
ROCHDALE ATLAS PORTFOLIO:
TOP TEN HOLDINGS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
Company                                       Percent of
                                              Net Assets
--------------------------------------------------------------------------------
Encana Corp.                                     4.2%
Erste Bank der Oesterreichische                  4.0%
Den Norske Bank ASA                              3.4%
Cie Nationale A Portefeuille                     3.2%
Orkla ASA                                        3.2%
KBC Bancassurance Holdings                       3.1%
Norsk Hydro ASA                                  3.0%
Groupe Bruxelles Lambert SA                      2.8%
Walmart de Mexico                                2.8%
Huaneng Power International, Inc.                2.7%


--------------------------------------------------------------------------------
ROCHDALE LARGE GROWTH PORTFOLIO

The Large Growth Portfolio invests primarily in large U.S. companies within growth industries such as pharmaceuticals, technology, medical products, financial services, and retail. Growth industries typically exhibit high price-to-book values relative to their value stock peers and higher expected earnings growth. During the six months ended June 30, 2003, large-cap growth stocks as defined by the S&P/Barra Growth Index rose 11.25%. Rochdale's Large Growth Portfolio rose 10.31% during the same period.

--------------------------------------------------------------------------------
LARGE GROWTH PORTFOLIO:
TOP TEN HOLDINGS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
Company                            Percent of
                                   Net Assets
General Electric Co.                  5.8%
Pfizer, Inc.                          5.6%
Microsoft Corp.                       5.1%
Wal-Mart Stores, Inc.                 4.9%
Johnson & Johnson Co.                 3.6%
Merck & Co.                           2.9%
Procter & Gamble Co.                  2.7%
Cisco Systems, Inc.                   2.4%
Coca-Cola Co.                         2.3%
Altria Group, Inc.                    2.1%
--------------------------------------------------------------------------------

                           ROCHDALE INVESTMENT TRUST


--------------------------------------------------------------------------------
ROCHDALE LARGE VALUE PORTFOLIO

The Large Value Portfolio invests primarily in select large U.S. companies across more economically sensitive industries including financial services, energy, and telecommunications. Value industries typically experience cyclical revenues and earnings and possess lower price-to-book ratios than their growth counterparts. During the six months ended June 30, 2003, our Large Value Portfolio rose 10.76%, while the S&P 500/BARRA Value index rose 12.29% for the same period.


LARGE VALUE PORTFOLIO:
TOP TEN HOLDINGS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------

Company                                       Percent of
                                              Net Assets
--------------------------------------------------------------------------------
Citigroup, Inc.                                  4.7%
Exxon Mobil Corp.                                3.6%
American International Group, Inc.               3.4%
Bank of America Corp.                            2.9%
Wells Fargo & Company                            2.1%
SBC Communications, Inc.                         1.7%
AOL Time Warner, Inc.                            1.7%
Viacom, Inc.                                     1.6%
Washington Mutual, Inc.                          1.4%
US Bancorp                                       1.4%


--------------------------------------------------------------------------------
ROCHDALE MID/SMALL GROWTH PORTFOLIO

The Mid/Small Growth Portfolio invests primarily in small and medium-size U.S. companies across growth industries such as biotechnology, pharmaceuticals, and information services. During the six months ended June 30, 2003, the Mid/Small Growth Portfolio rose 13.74%, outpacing a capitalization-weighted blend of the S&P MidCap 400 and S&P SmallCap 600/Barra Growth Indices, which rose 12.58%.


MID/SMALL GROWTH PORTFOLIO:
TOP TEN HOLDINGS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------

Company                                       Percent of
                                              Net Assets
Synopsys, Inc.                                   1.3%
Affiliated Computer Services, Inc.               1.3%
Express Scripts, Inc.                            1.2%
Inamed Corp.                                     1.1%
Health Net, Inc.                                 1.0%
Lincare Holdings, Inc.                           1.0%
Dean Foods Co.                                   1.0%
Corinthian Colleges, Inc.                        1.0%
Idec Pharmaceuticals Corp.                       0.9%
Expeditors International
     of Washington, Inc.                         0.9%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ROCHDALE MID/SMALL VALUE PORTFOLIO

The Mid/Small Value Portfolio invests primarily in small and medium-size U.S. companies across value industries including banks and insurance, energy, utilities, and basic materials. During the six months ended June 30, 2003, Rochdale's Mid/Small Value Portfolio rose 11.80%, while a capitalization-weighted blend of the S&P MidCap 400 and S&P SmallCap 600/Barra Value Indices, returned 12.47%.


MID/SMALL VALUE PORTFOLIO:
TOP TEN HOLDINGS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------

Company                                        Percent of
                                               Net Assets
--------------------------------------------------------------------------------
Fremont General Corp.                             1.6%
Pacificare Health Systems, Inc.                   1.5%
Valero Energy Corp.                               0.9%
Viasat, Inc.                                      0.9%
Lennar Corp.                                      0.9%
Compass Bancshares, Inc.                          0.9%
Tyson Foods, Inc. - Class A                       0.8%
CBRL Group, Inc.                                  0.8%
Sovereign Bancorp, Inc.                           0.8%
Everest Re Group Ltd.                             0.8%
--------------------------------------------------------------------------------

                           ROCHDALE INVESTMENT TRUST


--------------------------------------------------------------------------------
ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

The Intermediate Fixed Income Portfolio seeks to earn a total return comparable to that of a universe of investment-grade U.S. government, agency, and corporate bonds maturing in ten years or less. During the six months ended June 30, 2003, the Intermediate Fixed Income Portfolio gained 5.37%, outpacing the Lehman Intermediate Index, which returned 4.27% for the same period. The bond market continued to rally in an environment of expected rate cuts, low inflation, and slow economic growth. The ten-year bond yield dropped from about 4% in April to 3.10% in mid-June. Since then, the bond market has seen rates rise significantly. The expected economic recovery helped corporate bonds, as well as our portfolio, which is overweight corporate bonds, as corporate bonds tend to do better than Treasuries or agency bonds in this phase of the economic cycle.


INTERMEDIATE FIXED INCOME PORTFOLIO:
TOP TEN HOLDINGS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------

Issuer                                       Percent of
                                              Assets
--------------------------------------------------------------------------------
Federal National Mortgage Corp                 10.5%
Credit Suisse First Boston                     5.0%
Transamerica Corp                              4.0%
Federal Home Loan Mtg Corp                     3.8%
Citicorp                                       3.0%
Lockheed Martin Corp                           2.9%
McDonnell Douglas Corp                         2.9%
International Lease Finance Corp               2.7%
Federal Home Loan Bank                         2.6%
Florida Power Corp                             2.6%
--------------------------------------------------------------------------------


We are pleased with the performance of the funds compared to their respective benchmarks, particularly coming off of a period of the worst stock market decline in over 30 years and the excessively high degree of market volatility. We believe our research methodology over the long term has demonstrated its ability to combine the benefits of diversified asset class exposure and managed risk with the strengths of stock selection. We believe that each portfolio is well positioned going forward to continue to capture the intended return and risk associated with its respective asset class benchmark and to provide the appropriate asset class exposure and style consistency necessary for effective implementation of a long-term asset allocation strategy.

Thank you for making the Rochdale Funds a part of your investment portfolio. We hope you find this report helpful in tracking the exposures in your portfolio. For more frequent updates, please call us at 1-800-245-9888 or visit our Web site at www.rochdale.com.

Sincerely,

Carl Acebes
Garrett R. D'Alessandro, CFA
David J. Abella, CFA
PORTFOLIO MANAGERS

                                        ROCHDALE INVESTMENT TRUST


TOTAL RETURN THROUGH JUNE 30, 2003
                                                 PERIOD ENDED JUNE 30, 2003 (UNAUDITED)
                                              --------------------------------------------
                                              CUMULATIVE
                                                TOTAL
                                                RETURN      AVERAGE ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------
                                                YEAR-TO-   ONE       THREE     SINCE
                                                  DATE     YEAR      YEARS   INCEPTION(1)
ROCHDALE DIVIDEND & INCOME PORTFOLIO
     Return Before Taxes                          15.89%  (10.51%)  (13.43%)   (4.24%)
     Return After Taxes on Distributions          15.89%  (10.51%)  (13.46%)   (4.26%)
     Return After Taxes on Distributions
       and Sale of Fund Shares                    10.33%   (6.83%)  (11.15%)   (3.57%)
------------------------------------------------------------------------------------------
ROCHDALE ATLAS PORTFOLIO
     Return Before Taxes                          11.82%   (2.67%)  (11.43%)    0.56%
     Return After Taxes on Distributions          11.82%   (3.03%)  (11.64%)    0.11%
     Return After Taxes on Distributions
       and Sale of Fund Shares                     7.68%   (1.79%)   (9.65%)    0.23%
ROCHDALE LARGE GROWTH PORTFOLIO
     Return Before Taxes                          10.31%   (0.54%)  (17.64%)  (13.97%)
     Return After Taxes on Distributions          10.31%   (0.54%)  (17.64%)  (13.97%)
     Return After Taxes on Distributions
       and Sale of Fund Shares                     7.30%   (0.35%)  (14.51%)  (11.51%)
------------------------------------------------------------------------------------------
ROCHDALE LARGE VALUE PORTFOLIO
     Return Before Taxes                          10.76%   (5.55%)   (7.03%)   (7.04%)
     Return After Taxes on Distributions          10.76%   (5.76%)   (7.17%)   (7.16%)
     Return After Taxes on Distributions
       and Sale of Fund Shares                     7.00%   (3.64%)   (5.99%)   (5.97%)
------------------------------------------------------------------------------------------
ROCHDALE MID/SMALL GROWTH PORTFOLIO
     Return Before Taxes                          13.74%   (0.16%)   (6.54%)   (0.16%)
     Return After Taxes on Distributions          13.74%   (0.16%)   (6.59%)   (0.21%)
     Return After Taxes on Distributions
       and Sale of Fund Shares                     8.93%   (0.10%)   (5.53%)   (0.17%)
------------------------------------------------------------------------------------------
ROCHDALE MID/SMALL VALUE PORTFOLIO
     Return Before Taxes                          11.80%   (5.70%)    6.51%     5.70%
     Return After Taxes on Distributions          11.80%   (5.89%)    6.33%     5.54%
     Return After Taxes on Distributions
       and Sale of Fund Shares                     7.67%   (3.74%)    5.47%     4.79%
------------------------------------------------------------------------------------------
ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO
     Return Before Taxes                           5.37%   11.22%    10.31%     9.13%
     Return After Taxes on Distributions           4.46%    9.27%     8.08%     7.14%
     Return After Taxes on Distributions
       and Sale of Fund Shares                     3.48%    7.15%     7.42%     6.57%
------------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's individual tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Past performance is not predicitve of future performance.

(1)
    The Rochdale Dividend & Income and Atlas Portfolios began investing in portfolio securities, pursuant to each of their investment guidelines, on June 1, 1999, and October 2, 1998, respectively. The Rochdale Large Growth, Large Value, Mid/Small Growth, Mid/Small Value and Intermediate Fixed Income Portfolios began investing in portfolio securities, pursuant to each of their investment guidelines, on December 31, 1999.


                           ROCHDALE DIVIDEND & INCOME PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)

Shares                                                                    Value
--------------------------------------------------------------------------------

COMMON STOCKS: 121.7%

BASIC MATERIALS: 5.8%
    279       Dow Chemical Co. ...................................    $    8,638
    199       Plum Creek Timber Co., Inc. ........................         5,164
    122       Weyerhaeuser Co. ...................................         6,588
                                                                      ----------
                                                                          20,390
                                                                      ----------

CONSUMER CYCLICALS: 3.2%
    121       General Motors Corp. ...............................         4,356
    308       May Department Stores Co. ..........................         6,856
                                                                      ----------
                                                                          11,212
                                                                      ----------
CONSUMER NON CYCLICALS: 15.3%
    275       Bristol-Myers Squibb Co. ...........................         7,466
    431       Conagra, Inc. ......................................        10,172
    198       H.J. Heinz Co. .....................................         6,530
     53       Landauer, Inc. .....................................         2,217
    346       Loews Corp. - Carolina Group .......................         9,342
    169       R.J. Reynolds Tobacco Holdings, Inc. ...............         6,288
    226       Schering-Plough Corp. ..............................         4,204
    169       UST, Inc. ..........................................         5,920
     77       WD-40 Co. ..........................................         2,198
                                                                      ----------
                                                                          54,337
                                                                      ----------
ENERGY: 30.1%
     75       ChevronTexaco Corp. ................................         5,415
    236       Cinergy Corp. ......................................         8,682
    482       Cleco Corp. ........................................         8,348
    136       Dominion Resources, Inc. ...........................         8,741
    216       DTE Energy Co. .....................................         8,346
    189       Hawaiian Electric Industries, Inc. .................         8,666
    246       KeySpan Corp. ......................................         8,721
    315       Northwest National Gas Co. .........................         8,584
    193       Occidental Petroleum Corp. .........................         6,475
    152       Peoples Energy Corp. ...............................         6,519
    248       Pinnacle West Capital Corp. ........................         9,288
    237       Progress Energy, Inc. ..............................        10,404
    207       Public Service Enterprise Group, Inc. ..............         8,746
                                                                      ----------
                                                                         106,935
                                                                      ----------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

6





                           ROCHDALE DIVIDEND & INCOME PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Shares                                                                  Value
--------------------------------------------------------------------------------

FINANCIAL SERVICES: 31.5%
     296    Amsouth Bancorporation .................................  $    6,465
     136    Bank of America Corp. ..................................      10,748
     474    Calamos Convertible Opportunities and Income Fund ......       8,736
     137    Comerica, Inc. .........................................       6,370
     678    First Commonwealth Financial Corp. .....................       8,787
     376    FirstMerit Corp. .......................................       8,595
     342    KeyCorp ................................................       8,642
     199    National City Corp. ....................................       6,509
     225    NBT Bancorp, Inc. ......................................       4,354
     300    People's Bank ..........................................       8,697
     273    Susquehanna Bancshares, Inc. ...........................       6,375
     119    The St. Paul Companies, Inc. ...........................       4,345
     758    Trustco Bank Corp. NY ..................................       8,399
     278    Union Planters Corp. ...................................       8,626
     200    Whitney Holding Corp. ..................................       6,394
                                                                      ----------
                                                                         112,042
                                                                      ----------
INDUSTRIALS: 4.0%
     322    Eastman Kodak Co. ......................................       8,807
     314    Federal Signal Corp. ...................................       5,517
                                                                      ----------
                                                                          14,324
                                                                      ----------
REIT: 29.4%
     189    Camden Property Trust ..................................       6,606
     186    Colonial Properties Trust ..............................       6,545
     274    First Industrial Realty Trust, Inc. ....................       8,658
     224    Glenborough Realty Trust, Inc. .........................       4,290
     207    Health Care Property Investors, Inc. ...................       8,766
     301    Health Care REIT, Inc. .................................       9,181
     189    Liberty Property Trust .................................       6,539
     120    Mack-Cali Realty Corp. .................................       4,366
     541    Nationwide Health Properties, Inc. .....................       8,618
     406    New Plan Excel Realty Trust ............................       8,668
     209    Sovran Self Storage, Inc. ..............................       6,584
     301    Tanger Factory Outlet Centers, Inc. ....................       9,957
     144    The Macerich Co. .......................................       5,059
     392    Washington Real Estate Investment Trust ................      10,662
                                                                      ----------
                                                                         104,499
                                                                      ----------
TELECOMMUNICATIONS: 2.4%
     339    SBC Communications, Inc. ...............................       8,662
                                                                      ----------

TOTAL COMMON STOCK
            (cost $434,400) ........................................     432,401
                                                                      ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                               7



                      ROCHDALE DIVIDEND & INCOME PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Principal Amount                                                        Value
--------------------------------------------------------------------------------

TOTAL INVESTMENT
     (cost $434,400), 121.7% ................................         $ 432,401
OTHER ASSETS AND LIABILITIES, NET, (21.7)% ..................           (77,075)
                                                                      ---------
NET ASSETS, 100.0% ..........................................         $ 355,326
                                                                      =========

----------
* Non-income producing security.

















SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

8





                            ROCHDALE ATLAS PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)

Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON STOCKS: 83.3%

AUSTRIA: 9.9%
    13,400    Erste Bank Der Oesterreichischen Sparkassen AG .....    $1,184,118
    73,800    Immofinanz Immobilien Analgen* .....................       531,380
     5,000    OMV AG .............................................       600,712
    56,000    Telekom Austria AG*(1) .............................       635,370
                                                                      ----------
                                                                       2,951,580
                                                                      ----------
BELGIUM: 9.1%
     8,600    Cie Nationale A Portefeuille .......................       958,463
    18,500    Groupe Bruxelles Lambert SA ........................       837,046
    23,601    KBC Bancassurance Holding ..........................       926,640
                                                                      ----------
                                                                       2,722,149
                                                                      ----------
CANADA: 7.7%
    15,200    Abitibi-Consolidated, Inc. .........................        96,210
    25,500    BCE, Inc. ..........................................       589,305
    10,300    Canadian Pacific Railway Ltd. ......................       232,780
    32,847    Encana Corp. .......................................     1,260,339
     5,150    Fairmont Hotels & Resorts, Inc. ....................       120,510
                                                                      ----------
                                                                       2,299,144
                                                                      ----------
CHINA: 6.2%
    30,200    China Petroleum & Chemical Corp. ...................       729,330
 1,192,000    China Southern Airlines Co., Ltd. ..................       313,354
   714,000    Huaneng Power International, Inc. ..................       814,880
                                                                      ----------
                                                                       1,857,564
                                                                      ----------
HONG KONG: 3.6%
    32,550    China Mobile Ltd./HK ...............................       383,114
 1,180,000    Legend Holdings Ltd. ...............................       393,424
   205,000    Shanghai Industrial Holdings Ltd. ..................       289,169
                                                                      ----------
                                                                       1,065,707
                                                                      ----------
MEXICO: 12.0%
    20,800    America Movil SA de CV .............................       390,000
    29,023    Cemex SA de CV, ADR ................................       646,934
    62,000    Groupo Carso SA de CV ..............................       187,951
   870,000    Grupo Financiero BBVA Bancomer* ....................       736,963
    24,600    Telefonos de Mexico SA, ADR ........................       772,932
   278,000    Walmart de Mexico ..................................       821,679
                                                                      ----------
                                                                       3,556,459
                                                                      ----------
NORWAY: 15.0%
   204,535    Den Norske Bank ASA(1) .............................     1,008,734
    18,200    Norsk Hydro ASA(1) .................................       895,074
     5,269    Norsk Hydro ASA, ADR ...............................       258,971
    54,100    Orkla ASA ..........................................       936,842
    66,000    Statoil ASA ........................................       562,313
   153,000    Telenor ASA ........................................       635,875
    36,000    Tomra Systems ASA ..................................       154,605
                                                                      ----------
                                                                       4,452,414
                                                                      ----------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              9





                            ROCHDALE ATLAS PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Shares                                                                   Value
--------------------------------------------------------------------------------

SINGAPORE: 6.8%
     48,700     City Developments Ltd. .........................     $   122,787
     62,500     DBS Group Holdings Ltd. ........................         365,559
      2,494     Haw Par Corp. Ltd. .............................           6,147
     50,600     Oversea-Chinese Banking Corp. Ltd. .............         287,337
     41,500     Singapore Airlines Ltd. ........................         245,088
     17,200     Singapore Press Holdings Ltd. ..................         178,739
    150,000     Singapore Technology Engineering Ltd. ..........         148,211
    287,000     Singapore Telecommunications Ltd. ..............         246,093
     61,000     United Overseas Bank ...........................         429,529
                                                                     -----------
                                                                       2,029,490
                                                                     -----------
SWITZERLAND: 5.0%
      2,200     Nestle SA ......................................         453,968
     16,400     Norvatis AG, ADR ...............................         652,884
      4,700     Roche Holding AG ...............................         368,678
                                                                     -----------
                                                                       1,475,530
                                                                     -----------
THAILAND: 8.1%
    431,000     Advanced Info Services Public Co., Ltd. ........         630,507
     94,000     BEC World Public Co., Ltd. .....................         536,632
    716,000     Kasikornbank Public Co., Ltd.* .................         579,068
    185,000     The Siam Cement Public Co., Ltd. ...............         660,086
                                                                     -----------
                                                                       2,406,293
                                                                     -----------

TOTAL COMMON STOCKS
                (cost $23,281,048) .............................      24,816,330
                                                                     -----------

Principal Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 11.7%
MONEY MARKET INVESTMENTS: 11.7%
$3,502,388   Highmark Diversified Money Market Fund ..............     3,502,388
                                                                     -----------

TOTAL SHORT-TERM INVESTMENT
     (cost $3,502,388) ...........................................     3,502,388
                                                                     -----------

INVESTMENTS PURCHASED WITH CASH PROCEEDS
     FROM SECURITIES LENDING - 6.4%
COMMERCIAL PAPER: 2.6%
   764,801   Four Winds Funding, 1.550%, 07/01/03 ................       764,801
                                                                     -----------
TIME DEPOSITS: 0.8%
   254,944   Washington Mutual Bank, 1.170%, 01/16/04 ............       254,944
                                                                     -----------
REPURCHASE AGREEMENT: 3.0%
   893,743   Lehman Brothers Triparty Agreement, 1.455%,
               07/01/03(2) .......................................       893,743
                                                                     -----------

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
     FROM SECURITIES LENDING
     (cost $1,913,488) .......................                         1,913,488


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

10





                            ROCHDALE ATLAS PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Principal Amount                                                        Value
--------------------------------------------------------------------------------

TOTAL INVESTMENTS
     (cost $28,696,924): 101.6% ..................................  $30,232,206
OTHER ASSETS AND LIABILITIES, NET, (1.6%) ........................     (462,543)
                                                                    -----------
NET ASSETS, 100.0% ...............................................  $29,769,663
                                                                    ===========


-------
*    Non-income producing security.
ADR  American Depositary Receipt
(1)  This security or a portion of this security is out on loan at June 30,2003.
     Total loaned securities had a market value of $1,803,151 at June 30, 2003.
(2)  Collaterized by $938,867 SASCO, 4.000%, due 5/25/2033.








                                                                        % of
Sector                                                                Net Assets
--------------------------------------------------------------------------------

Basic Materials .............................................              0.3%
Communications ..............................................             16.8%
Consumer, Cyclical ..........................................              5.0%
Consumer, Non-cyclical ......................................              8.1%
Diversified .................................................              7.7%
Energy ......................................................             14.5%
Financial ...................................................             20.7%
Funds .......................................................             18.3%
Industrial ..................................................              6.2%
Technology ..................................................              1.3%
Utilities ...................................................              2.7%
                                                                        -------
Total Investments in Securities .............................            101.6%
Other Assets less Liabilities ...............................             -1.6%
                                                                        -------
Net Assets ..................................................            100.00%
                                                                        ========









SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                                                                              11



                         ROCHDALE LARGE GROWTH PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)

Shares                                                                   Value
--------------------------------------------------------------------------------

COMMON STOCKS: 94.2%

BASIC MATERIALS: 0.4%
    2,306      Ecolab, Inc.(1) ..................................     $  59,034
                                                                      ----------

CONSUMER CYCLICALS: 12.1%
    1,066      Autozone, Inc.*(1) ...............................         80,984
    1,993      Bed Bath & Beyond, Inc.* .........................         77,348
    1,382      Cintas Corp. .....................................         48,978
    1,347      Family Dollar Stores, Inc. .......................         51,388
    4,336      Gap, Inc.(1) .....................................         81,343
    2,245      Harley-Davidson, Inc. ............................         89,486
    3,837      Home Depot, Inc.(1) ..............................        127,081
      646      International Game Technology ....................         66,105
    3,356      Lowe's Companies, Inc.(1) ........................        144,140
    3,487      Mattel, Inc. .....................................         65,974
    1,614      Newell Rubbermaid, Inc.(1) .......................         45,192
    3,300      Radioshack Corp.(1) ..............................         86,823
    2,761      Staples, Inc.* ...................................         50,664
    3,566      TJX Companies, Inc. ..............................         67,183
   14,781      Wal-Mart Stores, Inc. ............................        793,296
    2,491      Yum! Brands, Inc.* ...............................         73,634
                                                                      ----------
                                                                       1,949,619
                                                                      ----------
CONSUMER NON CYCLICALS: 43.3%
    5,250      Abbott Laboratories ..............................        229,740
    7,556      Altria Group, Inc.(1) ............................        343,345
    3,636      Amgen, Inc.* .....................................        241,576
    2,286      Anheuser-Busch Companies, Inc.(1) ................        116,700
    1,166      Apollo Group, Inc.*(1) ...........................         72,012
    1,216      Avon Products, Inc. ..............................         75,635
    3,253      Biomet, Inc. .....................................         93,231
    2,716      Boston Scientific Corp.* .........................        165,948
    2,628      Bristol-Myers Squibb Co. .........................         71,350
      957      C.R. Bard, Inc. ..................................         68,244
    2,690      Campbell Soup Co.(1) .............................         65,905
    7,824      Coca-Cola Co.(1) .................................        363,112
    2,378      Colgate Palmolive Co. ............................        137,805
    2,979      Deluxe Corp. .....................................        133,459
    1,904      Eli Lilly & Co. ..................................        131,319
    3,981      Equifax, Inc. ....................................        103,506
    1,859      Forest Laboratories, Inc.*(1) ....................        101,780
    2,105      H&R Block, Inc. ..................................         91,041
    1,980      HCA, Inc.(1) .....................................         63,439
      637      Hershey Foods Corp. ..............................         44,373
    2,723      International Flavors & Fragrances, Inc. .........         86,945
   11,050      Johnson & Johnson ................................        571,285
    1,695      McCormick & Company, Inc. ........................         46,104







SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12





                         ROCHDALE LARGE GROWTH PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Shares                                                                   Value
--------------------------------------------------------------------------------
CONSUMER NON CYCLICALS, CONTINUED
    4,914      Medtronic, Inc. ..................................      $ 235,725
    7,742      Merck & Co., Inc. ................................        468,778
    2,116      Moody's Corp. ....................................        111,534
    1,329      Paychex, Inc. ....................................         38,953
    2,156      Pepsi Bottling Group, Inc. .......................         43,163
    6,895      PepsiCo, Inc. ....................................        306,828
   26,284      Pfizer, Inc. .....................................        897,599
    4,867      Procter & Gamble Co. .............................        434,039
    5,679      Sara Lee Corp. ...................................        106,822
    1,552      St. Jude Medical, Inc.* ..........................         89,240
    1,785      Stryker Corp. ....................................        123,825
    3,847      Sysco Corp. ......................................        115,564
    2,135      The Clorox Co.(1) ................................         91,058
    3,408      UnitedHealth Group, Inc. .........................        171,252
    3,773      UST, Inc. ........................................        132,168
    1,800      Wyeth ............................................         81,990
    1,952      Zimmer Holdings, Inc.* ...........................         87,938
                                                                       ---------
                                                                       6,954,330
                                                                       ---------
FINANCIAL SERVICES: 7.6%
    4,983      American Express Co. .............................        208,339
    3,927      Federal National Mortgage Association ............        264,837
    1,932      Federated Investors, Inc. - Class B ..............         52,975
    1,700      Fifth Third Bancorp ..............................         97,478
    2,754      Marsh & McLennan Companies, Inc. .................        140,647
    2,655      Mellon Bank Corp. ................................         73,676
    2,179      North Fork Bancorporation, Inc. ..................         74,217
    1,630      Progressive Corp.(1) .............................        119,153
    4,977      SLM Corp. ........................................        194,949
                                                                       ---------
                                                                       1,226,271
                                                                       ---------
INDUSTRIALS: 9.8%
      773      3M Co. ...........................................         99,702
      819      American Standard Companies, Inc.* ...............         60,549
    2,399      Applera Corp. - Applied Biosystems Group .........         45,653
   32,248      General Electric Co. .............................        924,873
    4,386      Rockwell Collins, Inc. ...........................        108,027
    1,597      United Parcel Service, Inc.(1) ...................        101,729
    1,766      United Technologies Corp. ........................        125,086
    3,848      Waters Corp.* ....................................        112,092
                                                                       ---------
                                                                       1,577,711
                                                                       ---------
TECHNOLOGY: 15.7%
    1,686      Adobe Systems, Inc. ..............................         54,070
    2,666      Automatic Data Processing, Inc. ..................         90,271
    9,959      Dell Computer Corp.* .............................        318,290
    1,541      Electronic Arts, Inc.* ...........................        114,019
    3,580      First Data Corp.(1) ..............................        148,355
    1,239      Fiserv, Inc.*(1) .................................         44,121




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              13





                         ROCHDALE LARGE GROWTH PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Shares                                                                  Value
--------------------------------------------------------------------------------

TECHNOLOGY, CONTINUED
      2,966     IMS Health, Inc. ...............................     $    53,358
     14,617     Intel Corp. ....................................         303,800
      2,637     International Business Machines Corp. (IBM) ....         217,553
      1,026     Intuit, Inc.* ..................................          45,688
      1,737     Lexmark International Group, Inc.* .............         122,928
     31,902     Microsoft Corp. ................................         817,010
     16,808     Oracle Corp.* ..................................         202,032
                                                                     -----------
                                                                       2,531,495
                                                                     -----------
TELECOMMUNICATIONS: 5.3%
     23,023     Cisco Systems, Inc.* ...........................         384,254
      1,163     McGraw-Hill Companies, Inc. ....................          72,106
      2,642     Meredith Corp. .................................         116,248
      3,259     Nextel Communications, Inc.*(1) ................          58,923
      1,354     Omnicom Group, Inc.(1) .........................          97,082
      1,331     Qualcomm, Inc.(1) ..............................          47,583
        942     Symantec Corp.* ................................          41,316
      1,226     Univision Communications, Inc.*(1) .............          37,270
                                                                     -----------
                                                                         854,782
                                                                     -----------
TOTAL COMMON STOCKS
                (cost $15,031,999) .............................      15,153,242
                                                                     -----------











SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14







                               ROCHDALE LARGE GROWTH PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Principal Amount                                                         Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 4.9%
MONEY MARKET INVESTMENTS: 4.9%
$787,756     Union Bank of California Money Market Fund ..........  $   787,756
                                                                    -----------

TOTAL SHORT-TERM INVESTMENTS
     (cost $787,756) .............................................      787,756
                                                                    -----------

INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING - 14.3%
COMMERCIAL PAPER: 5.7%
918,018      Four Winds Funding, 1.55%, 07/01/03 .................      918,018
                                                                    -----------
TIME DEPOSITS: 1.9%
306,019      Washington Mutual Bank, 1.17%, 01/16/04 .............      306,019
                                                                    -----------
REPURCHASE AGREEMENT: 6.7%
1,072,792    Lehman Brothers Triparty Agreement, 1.455%,
               07/01/03(2) .......................................    1,072,792
                                                                    -----------

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING
     (cost $2,296,829) ...........................................    2,296,829
                                                                    -----------

TOTAL INVESTMENTS
     (cost $18,116,584), 113.4% ..................................   18,237,827
OTHER ASSETS AND LIABILITIES, NET, (13.4)% .......................   (2,157,293)
                                                                    -----------
NET ASSETS, 100.0% ...............................................  $16,080,534
                                                                    ===========






---------
*    Non-income producing security.
(1)  This security or a portion of this security is out on loan at June 30,
     2003. Total loaned securities had a market value of $2,231,766 at June 30,
     2003.
(2)  Collaterized by $1,126,956 SASCO, 4.000%, due 5/25/2033.








SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              15




                         ROCHDALE LARGE VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)

Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON STOCKS: 94.6%

BASIC MATERIALS: 1.5%
    2,407        E. I. du Pont de Nemours and Co. .............        $ 100,227
    3,648        Sherwin-Williams Co. .........................           98,058
    2,898        The Dow Chemical Co. .........................           89,722
                                                                       ---------
                                                                         288,007
                                                                       ---------
CONSUMER CYCLICALS: 9.1%
    4,676        Carnival Corp.(1) ............................          152,017
    2,320        Centex Corp. .................................          180,473
    3,437        Cooper Tire & Rubber .........................           60,457
      481        Costco Wholesale Corp.* ......................           17,605
    3,192        CVS Corp. ....................................           89,472
    2,475        Darden Restaurants, Inc. .....................           46,975
    1,853        Dillard's, Inc. ..............................           24,960
    1,357        Home Depot, Inc.(1) ..........................           44,944
    4,549        J.C. Penney Co., Inc.(1) .....................           76,651
      383        Johnson Controls, Inc. .......................           32,785
    2,077        Jones Apparel Group, Inc.* ...................           60,773
    1,000        KB Home(1) ...................................           61,980
    4,221        Limited, Inc. ................................           65,425
    3,164        Liz Claiborne, Inc. ..........................          111,531
    1,194        NIKE, Inc. - Class B(1) ......................           63,867
    1,948        Pulte Corp. ..................................          120,114
    1,803        Reebok International Ltd.* ...................           60,635
    4,258        Sabre Holdings Corp.* ........................          104,960
    2,903        Staples, Inc.* ...............................           53,270
    1,506        Target Corp. .................................           56,987
    4,314        Toys R US, Inc.* .............................           52,286
    1,803        VF Corp. .....................................           61,248
    6,495        Visteon Corp. ................................           44,621
    2,156        Wendy's International, Inc. ..................           62,459
                                                                       ---------
                                                                       1,706,495
                                                                       ---------
CONSUMER NON CYCLICALS: 10.6%
    2,173        Aetna, Inc. ..................................          130,815
    3,033        Altria Group, Inc.(1) ........................          137,820
    5,292        American Greetings Corp.* ....................          103,935
      924        AmerisourceBergen Corp.(1) ...................           64,079
      725        Anthem, Inc.* ................................           55,934
    4,319        Archer-Daniels-Midland Co. ...................           55,586
    2,178        Becton Dickinson & Co. .......................           84,615
      741        C.R. Bard, Inc. ..............................           52,841
    1,398        Cardinal Health, Inc. ........................           89,891
   13,449        Cendant Corp.*(1) ............................          246,386
    2,453        Coca-Cola Enterprises, Inc. ..................           44,522
    4,272        Conagra, Inc. ................................          100,819
    7,945        Convergys Corp.* .............................          127,120




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16




                         ROCHDALE LARGE VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Shares                                                                    Value
--------------------------------------------------------------------------------

CONSUMER NON CYCLICALS, CONTINUED
    3,078       Fortune Brands, Inc. ...........................       $ 160,672
    2,963       Health Management Associates, Inc.(1) ..........          54,667
    3,594       King Pharmaceuticals, Inc.* ....................          53,047
    1,313       Quest Diagnostics, Inc.*(1) ....................          83,769
    2,787       R.J. Reynolds Tobacco Holdings, Inc. ...........         103,704
    2,227       UST, Inc. ......................................          78,012
    2,032       Wellpoint Health Networks, Inc.* ...............         171,298
                                                                       ---------
                                                                       1,999,532
                                                                       ---------
ENERGY: 9.1%
      595       Amerada Hess Corp. .............................          29,262
    1,203       Ameren Corp. ...................................          53,052
      760       Anadarko Petroleum Corp. .......................          33,797
      901       Apache Corp. ...................................          58,619
    2,181       ChevronTexaco Corp. ............................         157,468
      926       ConocoPhillips .................................          50,745
      940       Dominion Resources, Inc. .......................          60,414
    1,252       DTE Energy Co. .................................          48,377
    3,299       Duke Energy Corp. ..............................          65,815
    1,309       EOG Resources, Inc. ............................          54,769
   18,618       Exxon Mobil Corp. ..............................         668,572
    1,436       FirstEnergy Corp. ..............................          55,214
    1,639       KeySpan Corp. ..................................          58,103
    2,205       Occidental Petroleum Corp. .....................          73,978
      867       Progress Energy, Inc.(1) .......................          38,061
    1,373       Schlumberger Ltd. ..............................          65,314
    1,798       Sempra Energy ..................................          51,297
    2,944       The Southern Co. ...............................          91,735
                                                                       ---------
                                                                       1,714,592
                                                                       ---------
FINANCIAL SERVICES: 41.9%
    4,814       ACE Ltd. .......................................         165,072
    3,094       Aflac, Inc. ....................................          95,140
    1,463       AMBAC Financial Group, Inc. ....................          96,924
   11,603       American International Group, Inc. .............         640,254
    4,696       Amsouth Bancorporation .........................         102,561
    6,913       Bank of America Corp. ..........................         546,334
    5,591       Bank One Corp. .................................         207,873
    3,349       BB&T Corp. .....................................         114,871
    3,110       Charter One Financial, Inc. ....................          96,970
   20,530       Citigroup, Inc. ................................         878,684
    1,309       Comerica, Inc. .................................          60,868
    3,098       Equity Office Properties Trust .................          83,677
    2,127       Equity Residential Properties Trust ............          55,196
    3,650       Federal Home Loan Mortgage Corp. ...............         185,310
    2,391       First Tennessee National Corp. .................         104,989
    4,345       FleetBoston Financial Corp. ....................         129,090
    1,591       Golden West Financial Corp. ....................         127,296





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              17





                         ROCHDALE LARGE VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Shares                                                                    Value
--------------------------------------------------------------------------------

FINANCIAL SERVICES, CONTINUED
      707     Goldman Sachs Group, Inc.(1) .......................     $  59,211
    1,297     Hartford Financial Services Group, Inc. ............        65,317
    2,758     Huntington Bancshares, Inc. ........................        53,836
    1,289     Jefferson-Pilot Corp. ..............................        53,442
    2,642     John Hancock Financial Services, Inc. ..............        81,189
    1,890     JP Morgan Chase & Co. ..............................        64,600
    4,022     KeyCorp ............................................       101,636
    1,619     Lehman Brothers Holdings, Inc. .....................       107,631
    1,152     Loews Corp. ........................................        54,478
    1,740     MBIA, Inc.(1) ......................................        84,825
    5,401     MBNA Corp.(1) ......................................       112,557
    3,323     Merrill Lynch & Co. ................................       155,118
    4,967     Metlife, Inc. ......................................       140,665
    1,472     MGIC Investment Corp.(1) ...........................        68,654
    5,737     Morgan Stanley Dean Witter & Co. ...................       245,257
    4,478     National City Corp. ................................       146,475
    2,946     Norfolk Southern Corp. .............................        56,563
    2,447     PNC Financial Services Group .......................       119,438
    2,770     Principal Financial Group, Inc. ....................        89,332
    9,768     Providian Financial Corp.* .........................        90,452
    1,559     Prudential Financial, Inc. .........................        52,460
    1,599     Regions Financial Corp. ............................        54,014
    1,537     Safeco Corp. .......................................        54,225
    2,863     SouthTrust Corp. ...................................        77,874
    1,880     Suntrust Banks, Inc. ...............................       111,559
    4,329     The Allstate Corp. .................................       154,329
    1,738     The Bear Stearns Companies, Inc. ...................       125,866
    1,337     The St. Paul Companies, Inc. .......................        48,814
    2,256     Torchmark Corp. ....................................        84,036
    6,294     Travelers Property Casualty Corp. - Class B* .......        99,256
    2,103     Union Planters Corp. ...............................        65,256
   10,437     US Bancorp .........................................       255,706
    6,296     Wachovia Corp. .....................................       251,588
    6,533     Washington Mutual, Inc. ............................       269,813
    7,674     Wells Fargo & Co. ..................................       386,770
    1,802     Xl Capital Ltd. ....................................       149,566
                                                                       ---------
                                                                       7,882,917
                                                                       ---------
INDUSTRIALS: 7.3%
      180     Allied Waste Industries, Inc.* .....................         1,809
    3,918     American Power Conversion Corp. ....................        61,082
    5,482     B.F. Goodrich Co. ..................................       115,122
    1,730     Burlington Northern Santa Fe Corp. .................        49,201
      963     Caterpillar, Inc. ..................................        53,601
    1,717     Cooper Industries Ltd. .............................        70,912
    1,317     Danaher Corp.(1) ...................................        89,622
    2,766     Eastman Kodak Co.(1) ...............................        75,650

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18





                         ROCHDALE LARGE VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Shares                                                                 Value
--------------------------------------------------------------------------------
INDUSTRIALS, CONTINUED
        900     FedEx Corp. ....................................     $    55,827
      1,060     General Dynamics Corp. .........................          76,850
        840     Illinois Tool Works, Inc.(1) ...................          55,314
      1,972     Ingersoll-Rand Co. .............................          93,315
      1,140     Lockheed Martin Corp. ..........................          54,230
      3,508     Masco Corp.(1) .................................          83,666
      1,105     Northrop Grumman Corp.(1) ......................          95,350
      1,529     Raytheon Co. ...................................          50,212
      2,845     Tyco International Ltd. ........................          53,998
      1,946     Union Pacific Corp. ............................         112,907
      3,034     Waste Management, Inc. .........................          73,089
      4,137     Worthington Industries, Inc. ...................          55,436
                                                                     -----------
                                                                       1,377,193
                                                                     -----------
TECHNOLOGY: 2.3%
      4,314     Broadcom Corp.* ................................         107,462
     11,254     Hewlett-Packard Co. ............................         239,710
      3,260     SunGard Data Systems, Inc.* ....................          84,467
                                                                     -----------
                                                                         431,639
                                                                     -----------
TELECOMMUNICATIONS: 11.2%
      1,813     Alltel Corp.(1) ................................          87,423
     19,500     AOL Time Warner, Inc.* .........................         313,755
      7,839     AT&T Wireless Services, Inc.* ..................          64,358
      5,525     BellSouth Corp. ................................         147,131
      4,095     Citizens Communications Co.* ...................          52,785
      3,157     Clear Channel Communications, Inc.* ............         133,825
      3,690     Comcast Corp. - Class A* .......................         111,364
      1,989     Comcast Corp. - Special Class A*(1) ............          57,343
      1,852     Gannett Co., Inc. ..............................         142,252
     10,992     Qwest Communications International, Inc. .......          52,542
     12,544     SBC Communications, Inc. .......................         320,499
      5,283     Sprint Corp. ...................................          76,075
      3,064     The Walt Disney Co. ............................          60,514
        896     Tribune Co. ....................................          43,277
      3,652     Verizon Communications, Inc. ...................         144,071
      6,736     Viacom, Inc. - Class B* ........................         294,094
                                                                     -----------
                                                                       2,101,308
                                                                     -----------
UTILITIES: 1.6%
      1,162     Entergy Corp. ..................................          61,330
      1,900     Exelon Corp. ...................................         113,639
      1,206     FPL Group, Inc.(1) .............................          80,621
      2,495     NiSource, Inc.(1) ..............................          47,405
                                                                     -----------
                                                                         302,995
                                                                     -----------
TOTAL COMMON STOCK
                (cost $17,270,677) .............................      17,804,678





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              19




                         ROCHDALE LARGE VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Principal Amount                                                        Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 6.3%
MONEY MARKET INVESTMENTS: 6.3%
$ 1,188,787  Union Bank of California Money Market Fund ..........   $1,188,787
                                                                     ----------

TOTAL SHORT-TERM INVESTMENT
     (cost $1,188,787) ...........................................    1,188,787
                                                                     ----------

INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING - 11.6%
COMMERCIAL PAPER: 4.6%
873,086      Four Winds Funding, 1.55%, 07/01/03 .................      873,086
                                                                     ----------
TIME DEPOSITS: 1.6%
291,041      Washington Mutual Bank, 1.17%, 01/16/04 .............      291,041
                                                                     ----------
REPURCHASE AGREEMENT: 5.4%
1,020,285    Lehman Brothers Triparty Agreement, 1.455%,
               07/01/03(2) .......................................    1,020,285
                                                                     ----------

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
     FROM SECURITIES LENDING
     (cost $2,184,412) ...........................................    2,184,412
                                                                     ----------

TOTAL INVESTMENTS
     (cost $20,643,876), 112.5% ..................................   21,177,877
OTHER ASSETS AND LIABILITIES, NET, (12.5)%                           (2,357,667)
                                                                     ----------
NET ASSETS, 100.0% ...............................................  $18,820,210
                                                                    ===========



----------
*    Non-income producing security.
(1)  This security or a portion of this security is out on loan at June 30,
     2003. Total loaned securities had a market value of $2,106,432 at June 30,
     2003.
(2)  Collaterized by $1,071,798 SASCO, 4.000%, due 5/25/2033.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20



                                       22

                       ROCHDALE MID/SMALL GROWTH PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)

Shares                                                                   Value
--------------------------------------------------------------------------------
COMMON STOCKS: 97.8%

BASIC MATERIALS: 1.2%
   1,221       Cabot Microelectronics Corp.*(1) .................       $ 61,624
   1,986       Plum Creek Timber Co., Inc. ......................         51,537
   2,476       Valspar Corp. ....................................        104,537
                                                                        --------
                                                                         217,698
                                                                        --------
CONSUMER CYCLICALS: 19.4%
   1,830       99 Cents Only Stores, Inc.*(1) ...................         62,806
   4,448       Abercrombie & Fitch Co.* .........................        126,368
   3,013       Advanced Marketing Services, Inc. ................         39,169
   4,464       Applebee's International, Inc. ...................        140,304
   2,940       Arogosy Gaming Co.* ..............................         61,475
   2,729       Brinker International, Inc.* .....................         98,299
   1,800       CDW Corp.* .......................................         82,440
   1,765       CEC Entertainment, Inc.* .........................         65,181
   3,846       Chico's FAS, Inc.*(1) ............................         80,958
   2,134       Christopher & Banks Corp.* .......................         78,937
   1,638       Coach, Inc.* .....................................         81,474
   3,779       Dollar Tree Stores, Inc.*(1) .....................        119,908
   1,213       Ethan Allen Interiors, Inc.(1) ...................         42,649
   1,180       Family Dollar Stores, Inc. .......................         45,017
   1,460       Fastenal Co.(1) ..................................         49,552
   2,777       Genesco, Inc.* ...................................         49,153
   1,630       GTECH Holdings Corp. .............................         61,369
   2,756       Hancock Fabrics, Inc. ............................         44,509
     624       Harman International Industries, Inc. ............         49,383
   2,195       Herman Miller, Inc. ..............................         44,361
   1,096       International Game Technology ....................        112,154
   1,237       International Speedway Corp. .....................         48,874
   3,674       K-Swiss, Inc. ....................................        126,826
   1,918       La-Z-Boy, Inc. ...................................         42,925
   1,510       Michaels Stores, Inc.(1) .........................         57,471
   3,117       Movie Gallery, Inc.*(1) ..........................         57,509
   3,631       Nautilus Group, Inc.*(1) .........................         45,024
     312       NVR, Inc.* .......................................        128,232
   1,554       O'Reilly Automotive, Inc.*(1) ....................         51,888
   2,347       OshKosh B'Gosh, Inc. .............................         63,369
   1,377       Oshkosh Truck Corp. ..............................         81,684
   2,928       Outback Steakhouse, Inc. .........................        114,192
   2,438       Pacific Sunwear of California, Inc.* .............         58,731
   2,112       Panera Bread Co. - Class A*(1) ...................         84,480
   2,560       Pier 1 Imports, Inc.(1) ..........................         52,224
   1,397       Polaris Industries, Inc.(1) ......................         85,776
   2,976       Quiksilver, Inc.* ................................         49,074
     873       Regis Corp. ......................................         25,361
   2,572       Ross Stores, Inc. ................................        109,927
     800       Ryland Group, Inc. ...............................         55,520



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              21



                                       23

                       ROCHDALE MID/SMALL GROWTH PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Shares                                                                   Value
--------------------------------------------------------------------------------
CONSUMER CYCLICALS, CONTINUED
    2,508      SCP Pool Corp.* ..................................      $  86,275
    3,872      Shuffle Master, Inc.*(1) .........................        113,798
    2,758      Sonic Corp.* .....................................         70,136
    1,411      The Cheesecake Factory, Inc.* ....................         50,641
    2,059      The Timberland Co.* ..............................        108,839
    1,365      Thor Industries, Inc. ............................         55,719
    2,190      Williams-Sonoma, Inc.* ...........................         63,948
    1,205      Winnebago Industries, Inc.(1) ....................         45,669
                                                                       ---------
                                                                       3,469,578
                                                                       ---------
CONSUMER NON CYCLICALS: 34.7%
    2,607      Accredo Health, Inc.* ............................         56,833
    1,563      AdvancePCS* ......................................         59,753
    1,335      American Italian Pasta Co. - Class A* ............         55,603
    6,294      American Medical Systems Holdings, Inc.* .........        106,180
    1,498      AMERIGROUP Corp.*(1) .............................         55,726
      600      AmerisourceBergen Corp. ..........................         41,610
    1,854      Amsurg Corp.* ....................................         56,547
    2,520      Apria Healthcare Group, Inc.* ....................         62,698
    2,694      Arbitron, Inc.* ..................................         96,176
    2,308      Barr Laboratories, Inc.*(1) ......................        151,174
    1,015      Beckman Coulter, Inc. ............................         41,250
    1,698      Biosite, Inc.*(1) ................................         81,674
      791      Cardinal Health, Inc. ............................         50,861
    2,788      Cendant Corp.*(1) ................................         51,076
    3,675      ChoicePoint, Inc.* ...............................        126,861
    2,330      Coinstar, Inc.* ..................................         43,944
    3,502      Corinthian Colleges, Inc.* .......................        170,092
    2,902      Covance, Inc.* ...................................         52,526
    7,574      Cytyc Corp.* .....................................         79,678
    5,590      Dean Foods Co.* ..................................        176,085
    2,979      Dentsply International, Inc. .....................        121,841
    1,617      Diagnostic Products Corp. ........................         66,378
    2,266      Edwards Lifesciences Corp.* ......................         72,829
    3,233      Express Scripts, Inc.*(1) ........................        220,879
    4,054      First Health Group Corp.* ........................        111,890
    2,793      Fossil, Inc.* ....................................         65,803
    5,165      Gartner Group, Inc. - Class B* ...................         38,737
    2,623      Gilead Sciences, Inc.*(1) ........................        145,786
    2,798      Haemonetics Corp.* ...............................         52,323
    2,700      Health Management Associates, Inc.(1) ............         49,815
    5,484      Health Net, Inc.* ................................        180,698
    2,722      Hillenbrand Industries, Inc. .....................        137,325
    3,926      Hormel Foods Corp. ...............................         93,046
    4,582      Idec Pharmaceuticals Corp.* ......................        155,788
    1,434      IDEXX Laboratories, Inc.*(1) .....................         48,096
    3,647      Inamed Corp.* ....................................        195,807
    1,299      Invacare Corp. ...................................         42,867
    3,482      ITT Educational Services, Inc.* ..................        101,848
    3,981      IVAX Corp.* ......................................         71,061




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22





                       ROCHDALE MID/SMALL GROWTH PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Shares                                                                   Value
--------------------------------------------------------------------------------

CONSUMER NON CYCLICALS, CONTINUED
    3,060     John H. Harland Co. ................................     $  80,050
    1,581     Kroll Inc.* ........................................        42,782
    1,196     LifePoint Hospitals, Inc.*(1) ......................        25,044
    5,726     Lincare Holdings, Inc.* ............................       180,426
      858     Manpower, Inc. .....................................        31,823
    4,602     McCormick & Company, Inc. ..........................       125,174
    1,601     Medicis Pharmaceutical Corp. - Class A .............        90,777
    6,531     Memberworks, Inc.* .................................       128,987
    5,153     Mentor Corp. .......................................        99,865
    1,274     Mid Atlantic Medical Services, Inc.* ...............        66,630
    3,309     Mylan Laboratories, Inc. ...........................       115,054
    2,468     NBTY, Inc.* ........................................        51,976
    1,707     New England Business Service, Inc. .................        51,210
    3,178     Oxford Health Plans, Inc.* .........................       133,571
    2,807     Patterson Dental Co.*(1) ...........................       127,382
    1,656     Performance Food Group Co.* ........................        61,272
    3,712     Perrigo Co. ........................................        58,056
    1,530     Pharmaceutical Product Development, Inc.* ..........        43,957
    3,586     Priority Healthcare Corp.*(1) ......................        66,520
    2,225     Renal Care Group, Inc.* ............................        78,342
    2,657     Respironics, Inc.* .................................        99,691
    2,426     SICOR, Inc.* .......................................        49,345
    1,717     StarTek, Inc.* .....................................        45,157
    3,463     Steris Corp.* ......................................        79,961
    4,870     Sybron Dental Specialties, Inc.* ...................       114,932
    2,568     Techne Corp.*(1) ...................................        77,913
    4,619     The Dial Corp. .....................................        89,840
    1,804     The Scotts Co. - Class A* ..........................        89,298
    2,363     Universal Health Services, Inc. - Class B* .........        93,622
    2,914     Valassis Communications, Inc.* .....................        74,948
    2,014     Viad Corp. .........................................        45,093
    3,014     WD-40 Co. ..........................................        86,050
                                                                       ---------
                                                                       6,193,912
                                                                       ---------
ENERGY: 3.3%
    1,209     BJ Services Co.* ...................................        45,168
    1,834     Cal Dive International, Inc.* ......................        39,981
      963     Murphy Oil Corp. ...................................        50,654
    1,253     New Jersey Resources Corp. .........................        44,481
    1,266     Newfield Exploration Co.* ..........................        47,538
    2,330     Smith International, Inc.*(1) ......................        85,604
    2,918     Weatherford International Ltd.* ....................       122,264
    7,406     XTO Energy, Inc. ...................................       148,935
                                                                       ---------
                                                                         584,625
                                                                       ---------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              23




                       ROCHDALE MID/SMALL GROWTH PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Shares                                                                   Value
--------------------------------------------------------------------------------

FINANCIAL SERVICES: 12.2%
    4,161     Arthur J. Gallagher & Co.(1) .......................     $ 113,179
    1,369     Brown & Brown, Inc.(1) .............................        44,493
    2,906     Commerce Bancorp, Inc.(1) ..........................       107,813
    2,772     Community First Bankshares, Inc. ...................        75,676
    1,408     Cullen/Frost Bankers, Inc. .........................        45,197
    2,454     Dime Community Bancshares ..........................        62,454
    1,130     East West Bancorp, Inc. ............................        40,838
    2,924     Eaton Vance Corp. ..................................        92,398
    1,362     Fidelity National Financial, Inc.(1) ...............        41,895
    1,718     First Midwest Bancorp, Inc. ........................        49,496
    2,515     First Tennessee National Corp. .....................       110,434
    1,917     First Virginia Banks, Inc. .........................        82,661
    2,327     Greenpoint Financial Corp. .........................       118,537
    2,391     Hilb Rogal & Hamilton Co. ..........................        81,390
    2,569     Hudson United Bancorp ..............................        87,731
    2,292     Investors Financial Services Corp. .................        66,491
      746     Legg Mason, Inc. ...................................        48,453
    1,574     M&T Bank Corp. .....................................       132,562
    2,493     Neuberger Berman, Inc. .............................        99,496
    3,732     New York Community Bancorp, Inc.(1) ................       108,564
    2,809     North Fork Bancorporation, Inc. ....................        95,675
    2,467     Roslyn Bancorp, Inc. ...............................        53,016
    1,710     Southwest Bancorporation of Texas, Inc.* ...........        55,592
    4,703     Sterling Bancshares, Inc. ..........................        61,515
    2,196     TCF Financial Corp. ................................        87,489
    3,039     Trustco Bank Corp. NY ..............................        33,672
    3,550     Waddell & Reed Financial, Inc. .....................        91,129
    2,052     Westamerica Bancorporation .........................        88,400
                                                                       ---------
                                                                       2,176,246
                                                                       ---------
INDUSTRIALS: 11.4%
    1,585     Alliant Techsystems, Inc.* .........................        82,277
    1,614     American Standard Companies, Inc.* .................       119,323
    3,345     C.H. Robinson Worldwide, Inc. ......................       118,948
    1,545     CLARCOR, Inc. ......................................        59,560
      906     CUNO, Inc.* ........................................        32,725
    1,721     Donaldson Co., Inc. ................................        76,498
    3,227     DRS Technologies, Inc.* ............................        90,098
    1,193     Engineered Support Systems, Inc. ...................        49,927
    4,494     Expeditors International of Washington, Inc. .......       155,672
    2,932     Flir Systems, Inc.* ................................        88,400
    3,154     Graco, Inc. ........................................       100,928
    1,411     Heartland Express, Inc.* ...........................        31,395
    1,472     IDEX Corp. .........................................        53,345
    2,225     Itron, Inc.* .......................................        47,971
    2,067     Jacobs Engineering Group, Inc.* ....................        87,124
    1,238     Lancaster Colony Corp. .............................        47,861
    1,522     Landstar System, Inc.* .............................        95,658
    1,640     Lindsay Manufacturing Co. ..........................        38,081
      130     Northrop Grumman Corp.(1) ..........................        11,218
    2,495     Planar Systems, Inc.* ..............................        48,802





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24





                       ROCHDALE MID/SMALL GROWTH PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Shares                                                                   Value
--------------------------------------------------------------------------------
INDUSTRIALS, CONTINUED
      1,200     Rogers Corp.* ..................................     $    39,960
      3,361     Roper Industries, Inc. .........................         125,029
      1,184     Simpson Manufacturing Co., Inc.* ...............          43,334
      1,205     Sonoco Products Co.(1) .........................          28,944
      2,110     Stericycle, Inc.* ..............................          81,193
      5,961     Titan Corp.* ...................................          61,339
      4,265     Trimble Navigation Ltd.* .......................          97,796
      1,402     Varian, Inc.* ..................................          48,607
      2,128     Waste Connections, Inc.* .......................          74,586
                                                                     -----------
                                                                       2,036,599
                                                                     -----------
TECHNOLOGY: 11.2%
      4,957     Affiliated Computer Services, Inc.*(1) .........         226,684
      4,830     ANSYS, Inc.* ...................................         150,213
      1,322     BARRA, Inc.* ...................................          47,195
      1,600     Bisys Group, Inc.* .............................          29,392
      2,043     CACI International, Inc.* ......................          70,075
      2,202     Cerner Corp.* ..................................          50,536
      2,014     Certegy, Inc.* .................................          55,889
      1,144     Diebold, Inc. ..................................          49,478
      1,324     Dun & Bradstreet Corp.* ........................          54,416
      1,516     Electronic Arts, Inc.* .........................         112,169
      2,041     FactSet Research Systems, Inc. .................          89,906
      1,812     Fair, Isaac and Company, Inc. ..................          93,227
      2,905     Global Payments, Inc. ..........................         103,128
      1,394     Kronos, Inc.* ..................................          70,829
      2,556     MICROS Systems, Inc.* ..........................          84,297
      2,378     NDCHealth Corp. ................................          43,636
      2,616     Sandisk Corp.*(1) ..............................         105,556
      3,523     SEI Investments Co. ............................         112,736
      4,302     SunGard Data Systems, Inc.* ....................         111,465
      3,759     Synopsys, Inc.* ................................         232,494
      3,435     Take-Two Interactive Software, Inc.* ...........          97,348
                                                                     -----------
                                                                       1,990,669
                                                                     -----------
TELECOMMUNICATIONS: 4.1%
      2,497     4 Kids Entertainment, Inc.* ....................          46,444
      2,112     ADVO, Inc.* ....................................          93,773
      7,242     Cincinnati Bell, Inc.* .........................          48,521
      2,223     Entercom Communications Corp. - Class A* .......         108,949
      4,025     Harte Hanks, Inc. ..............................          76,475
      4,092     Plantronics, Inc.* .............................          88,674
      3,676     Price Communications Corp.* ....................          47,457
        100     Washington Post Co. - Class B ..................          73,290
      4,128     Westwood One, Inc.* ............................         140,063
                                                                     -----------
                                                                         723,646
                                                                     -----------
UTILITIES: 0.3%
      3,679     DQE, Inc. ......................................          55,443
                                                                     -----------

TOTAL COMMON STOCK
                (cost $15,517,709) .............................      17,448,416
                                                                     -----------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              25




                       ROCHDALE MID/SMALL GROWTH PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Principal Amount                                                         Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 6.0%
MONEY MARKET INVESTMENTS: 6.0%
$ 1,064,818  Union Bank of California Money Market Fund ..........   $1,064,818
                                                                     ----------

TOTAL SHORT-TERM INVESTMENT
     (cost $1,064,818) ...........................................    1,064,818
                                                                     ----------

INVESTMENTS PURCHASED WITH CASH PROCEEDS
     FROM SECURITIES LENDING - 15.8%
COMMERCIAL PAPER: 6.3%
1,124,820    Four Winds Funding, 1.550%, 07/01/03 ................    1,124,820
                                                                     ----------
TIME DEPOSITS: 2.1%
374,956      Washington Mutual Bank, 1.170%, 01/16/04 ............      374,956
                                                                     ----------
REPURCHASE AGREEMENT: 7.4%
1,314,460    Lehman Brothers Triparty Agreement, 1.455%,
               07/01/03(2) .......................................    1,314,460
                                                                     ----------

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
     FROM SECURITIES LENDING
     (cost $2,814,237) ...........................................    2,814,236
                                                                     ----------

TOTAL INVESTMENTS
     (cost $19,396,764), 119.6% ..................................   21,327,470
OTHER ASSETS AND LIABILITIES, NET, (19.6)% .......................   (3,485,572)
                                                                    -----------
NET ASSETS, 100.0% ...............................................  $17,841,898
                                                                    ===========



---------
*    Non-income producing security.
(1)  This security or a portion of this security is out on loan at June 30,
     2003. Total loaned securities had a market value of $2,724,566 at June 30,
     2003.
(2)  Collaterized by $1,380,826 SASCO, 4.000%, due 5/25/2033.





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26





                       ROCHDALE MID/SMALL VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)

Shares                                                                   Value
--------------------------------------------------------------------------------

COMMON STOCKS: 97.4%

BASIC MATERIALS: 3.9%
   5,814       Airgas, Inc. .....................................       $ 97,384
     750       Bowater, Inc.(1) .................................         28,087
   1,723       Cabot Corp. ......................................         49,450
   5,568       Caraustar Industries, Inc.* ......................         44,600
   2,014       Cleveland-Cliffs, Inc.* ..........................         35,950
   2,040       IMC Global, Inc. .................................         13,688
   1,053       Lubrizol Corp.(1) ................................         32,632
   1,953       Lyondell Chemical Co.(1) .........................         26,424
     859       Minerals Technologies, Inc. ......................         41,799
   4,428       Pope & Talbot, Inc. ..............................         48,929
     970       Potlach Corp. ....................................         24,977
   2,985       Rock-Tenn Co. ....................................         50,596
   5,291       RPM, Inc. ........................................         72,751
   2,500       RTI International Metals, Inc.* ..................         27,075
   2,182       Schweitzer - Mauduit International, Inc. .........         52,673
   5,026       Steel Technologies, Inc. .........................         50,813
                                                                        --------
                                                                         697,828
                                                                        --------
CONSUMER CYCLICALS: 21.3%
     952       Advance Auto Parts, Inc.* ........................         57,977
   2,382       Angelica Corp. ...................................         40,375
   3,312       AnnTaylor Stores Corp.* ..........................         95,882
   3,188       ArvinMeritor, Inc. ...............................         64,334
   7,542       Ashworth, Inc.* ..................................         53,473
   4,627       Aztar Corp.* .....................................         74,541
   5,981       Bassett Furniture Industries, Inc. ...............         79,428
   2,823       Bob Evans Farms, Inc.(1) .........................         77,999
   2,183       Borders Group, Inc.* .............................         38,443
   1,543       Borg-Warner, Inc. ................................         99,369
   2,123       Brown Shoe Company, Inc. .........................         63,265
   3,110       Building Materials Holding Corp. .................         46,059
   3,244       Burlington Coat Factory Warehouse Corp. ..........         58,068
   4,261       Callaway Golf Co. ................................         56,330
   4,493       Cash America International, Inc. .................         59,397
   3,651       CBRL Group, Inc.(1) ..............................        141,878
   2,101       Clayton Homes, Inc. ..............................         26,368
   4,526       D.R. Horton, Inc. ................................        127,181
   3,596       Department 56, Inc.* .............................         55,127
   3,982       Dress Barn, Inc.* ................................         50,452
   2,841       Extended Stay America, Inc.* .....................         38,325
   2,152       Furniture Brands International, Inc.* ............         56,167
   1,596       G&K Services, Inc. ...............................         47,242
   2,729       Haggar Corp. .....................................         34,112
   1,453       Hughes Supply, Inc. ..............................         50,419
   1,138       International Speedway Corp. .....................         44,962





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              27





                       ROCHDALE MID/SMALL VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued
Shares                                                                     Value

CONSUMER CYCLICALS, CONTINUED
    3,920       Jakks Pacific, Inc.* ...........................       $  52,097
    4,670       K2, Inc.* ......................................          57,207
    1,950       Kellwood Co. ...................................          61,678
    2,012       Lear Corp.* ....................................          92,592
    2,259       Lennar Corp.(1) ................................         161,518
      225       Lennar Corp. - B shares ........................          15,457
    1,186       Linens `n Things, Inc.*(1) .....................          28,001
    2,423       Lone Star Steakhouse & Saloon, Inc. ............          52,749
    1,622       Mandalay Resort Group ..........................          51,661
    1,311       MDC Holdings, Inc.(1) ..........................          63,295
    1,864       Mohawk Industries, Inc.* .......................         103,508
    2,056       Neiman Marcus Group, Inc.* .....................          75,250
    2,601       Oxford Industries, Inc. ........................         107,994
    9,007       Park Place Entertainment Corp.* ................          81,874
    2,350       Pegasus Solutions, Inc.* .......................          38,187
   14,808       Pinnacle Entertainment, Inc.* ..................         100,694
    8,526       Prime Hospitality Corp.* .......................          57,209
    1,660       RARE Hospital International, Inc.* .............          54,249
    3,410       Roto-Rooter, Inc. ..............................         130,057
    2,621       Russell Corp. ..................................          49,799
    4,289       Ryan's Family Steak Houses, Inc.* ..............          60,046
      852       Ryland Group, Inc. .............................          59,129
    6,339       Salton, Inc.*(1) ...............................          57,178
    3,169       School Specialty, Inc.* ........................          90,190
    5,111       ShopKo Stores, Inc.* ...........................          66,443
      440       Standard Pacific Corp. .........................          14,590
    5,990       Stride Rite Corp. ..............................          59,660
    3,394       TBC Corp.* .....................................          64,656
    2,799       The Cato Corp. .................................          59,003
    2,800       Toll Brothers, Inc.* ...........................          79,268
    3,844       Watsco, Inc. ...................................          63,657
    1,948       Zale Corp.* ....................................          77,920
                                                                       ---------
                                                                       3,823,989
                                                                       ---------
CONSUMER NON CYCLICALS: 14.0%
    2,191       Aaron Rents, Inc. ..............................          56,528
    2,186       Alpharma, Inc. - Class A .......................          47,218
    2,720       Apogent Technologies, Inc.* ....................          54,400
    3,192       Bowne & Co., Inc. ..............................          41,592
    1,780       CIMA Labs, Inc.* ...............................          47,864
    3,164       Community Health Systems, Inc.* ................          61,034
    3,522       Conmed Corp.* ..................................          64,312
    4,019       Consolidated Graphics, Inc.* ...................          91,955
    2,827       Constellation Brands, Inc. - Class A* ..........          88,768
    5,627       Curative Health Services, Inc.* ................          95,659
    8,510       DIMON, Inc. ....................................          60,932
    3,153       Flowers Foods, Inc. ............................          62,303







SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28





                       ROCHDALE MID/SMALL VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Shares                                                                   Value
--------------------------------------------------------------------------------

CONSUMER NON CYCLICALS, CONTINUED
    3,611      Hain Celestial Group, Inc.* ......................      $  57,740
    1,227      Henry Schein, Inc.* ..............................         64,221
    3,607      Impath, Inc.* ....................................         51,003
    2,183      J & J Snack Foods Corp.* .........................         69,048
    5,386      Millennium Pharmaceuticals, Inc.* ................         84,722
   10,316      MPS Group, Inc.* .................................         70,974
    6,288      Nature's Sunshine Products, Inc. .................         50,367
    3,964      Omnicare, Inc.(1) ................................        133,944
    4,994      Orthodontic Centers of America, Inc.*(1) .........         40,002
    5,426      PacifiCare Health Systems, Inc.* .................        267,665
    1,651      PolyMedia Corp.(1) ...............................         75,599
    3,215      PRG-Schultz International, Inc.* .................         18,968
    1,704      R.J. Reynolds Tobacco Holdings, Inc. .............         63,406
    2,066      Russ Berrie & Co., Inc. ..........................         75,430
   14,215      Savient Pharmaceuticals, Inc.* ...................         65,958
    4,200      Sola International, Inc.* ........................         73,080
    2,616      Sourcecorp* ......................................         56,506
    4,526      Sunrise Senior Living, Inc.*(1) ..................        101,292
    9,323      Theragenics Corp.* ...............................         40,089
   13,361      Tyson Foods, Inc. ................................        141,894
    1,455      Universal Corp. ..................................         61,546
    4,300      US Oncology, Inc.* ...............................         31,777
    2,698      Viad Corp. .......................................         60,408
                                                                       ---------
                                                                       2,528,204
                                                                       ---------
ENERGY: 5.3%
      987      Devon Energy Corp. ...............................         52,706
    2,202      National Fuel Gas Co. ............................         57,362
    2,191      National-Oilwell, Inc.* ..........................         48,202
    4,461      Pioneer Natural Resources Co.* ...................        116,432
    1,903      Pogo Producing Co. ...............................         81,353
    4,947      Pride International, Inc.* .......................         93,103
    2,164      Questar Corp. ....................................         72,429
    2,183      Tidewater, Inc. ..................................         64,115
    4,530      Valero Energy Corp. ..............................        164,575
    5,251      Varco International, Inc.* .......................        102,920
    8,164      Veritas DGC, Inc.* ...............................         93,886
                                                                       ---------
                                                                         947,083
                                                                       ---------
FINANCIAL SERVICES: 25.9%
    1,302      A.G. Edwards, Inc. ...............................         44,528
    3,124      AMB Property Corp. ...............................         88,003
    3,019      American Financial Group, Inc. ...................         68,833
    1,809      AmerUs Group Co. .................................         50,996
    2,005      Anchor BanCorp Wisconsin, Inc. ...................         47,899
    1,355      Associated Banc-Corp .............................         49,972
    3,082      Astoria Financial Corp. ..........................         86,080
    2,126      Bank of Hawaii Corp. .............................         70,477







SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              29





                       ROCHDALE MID/SMALL VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Shares                                                                    Value
--------------------------------------------------------------------------------

FINANCIAL SERVICES, CONTINUED
   5,106       Banknorth Group, Inc. ............................       $130,305
   2,239       Capital Automotive REIT ..........................         62,670
   1,509       City National Corp. ..............................         67,241
   7,309       Colonial BancGroup, Inc. .........................        101,376
   2,410       Colonial Properties Trust ........................         84,808
   2,490       Commercial Federal Corp. .........................         52,788
   4,411       Compass Bancshares, Inc. .........................        154,076
   1,798       Downey Financial Corp. ...........................         74,257
   1,834       Everest Re Group Ltd.(1) .........................        140,301
   4,272       Fidelity National Financial, Inc.(1) .............        131,407
   2,675       First American Financial Corp. ...................         70,486
   4,136       FirstMerit Corp. .................................         94,549
   4,328       Flagstar Bancorp, Inc.(1) ........................        105,820
  20,874       Fremont General Corp.(1) .........................        285,974
   2,812       Glenborough Realty Trust, Inc. ...................         53,850
   1,113       HCC Insurance Holdings, Inc. .....................         32,911
   1,758       Health Care Property Investors, Inc. .............         74,451
   4,745       Hibernia Corp. ...................................         86,169
   3,212       Hospitality Properties Trust .....................        100,375
   3,583       Independence Community Bank Corp. ................        101,112
   1,907       IndyMac Bancorp, Inc. ............................         48,476
   2,566       Kilroy Realty Corp. ..............................         70,565
   1,418       MAF Bancorp, Inc. ................................         52,565
   1,952       Mercantile Bankshares Corp. ......................         76,870
   1,610       Mony Group, Inc. .................................         43,389
   3,008       National Commerce Financial Corp. ................         66,748
   1,718       New Century Financial Corp. ......................         74,991
   4,199       New Plan Excel Realty Trust ......................         89,649
   3,421       New York Community Bancorp, Inc.(1) ..............         99,517
     744       Nuveen Cal Mun Market, Inc. ......................         11,643
   5,088       Ohio Casualty Corp.* .............................         67,060
   2,532       Old Republic International Corp. .................         86,772
   2,859       Protective Life Corp. ............................         76,478
   3,326       Radian Group, Inc. ...............................        121,898
   1,710       Raymond James Financial, Inc.(1) .................         56,515
   3,049       Shurgard Storage Centers, Inc. ...................        100,861
   9,035       Sovereign Bancorp, Inc.(1) .......................        141,398
   2,452       Sovran Self Storage, Inc. ........................         77,238
   1,630       Stancorp Financial Group, Inc. ...................         85,119
   2,743       Staten Island Bancorp, Inc. ......................         53,434
   2,642       Stewart Information Services Corp.* ..............         73,580
   1,854       Susquehanna Bancshares, Inc. .....................         43,291
   1,935       SWS Group, Inc. ..................................         38,990
   4,256       The PMI Group, Inc. ..............................        114,231
   3,863       UICI* ............................................         58,215
   1,395       Unitrin, Inc. ....................................         37,832



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30





                       ROCHDALE MID/SMALL VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Shares                                                                   Value
--------------------------------------------------------------------------------

FINANCIAL SERVICES, CONTINUED
    3,470       Washington Federal, Inc. .......................       $  80,261
      695       Washington Mutual, Inc. ........................          28,703
    2,888       Waypoint Financial Corp. .......................          52,100
    1,674       Webster Financial Corp. ........................          63,277
      483       Westwood Holdings Group, Inc. ..................           9,187
    1,456       Whitney Holding Corp. ..........................          46,548
                                                                       ---------
                                                                       4,659,115
                                                                       ---------
INDUSTRIALS: 15.1%
    1,225       A.O. Smith Corp. ...............................          34,484
    1,749       Airborne, Inc. .................................          36,554
    2,197       Alexander & Baldwin, Inc. ......................          58,286
    1,039       Analogic Corp. .................................          50,662
    3,762       Applied Industrial Technologies, Inc. ..........          79,378
    1,535       Benchmark Electronics, Inc.* ...................          47,217
    1,162       Carlisle Companies, Inc. .......................          48,990
    3,360       Checkpoint Systems, Inc.* ......................          47,544
    1,100       CNF, Inc. ......................................          27,918
    2,981       Commercial Metals Co. ..........................          53,032
    8,633       Concord Camera Corp.* ..........................          61,208
    2,500       EGL, Inc.* .....................................          38,000
      891       EMCOR Group, Inc.* .............................          43,980
    2,339       Energizer Holdings, Inc.* ......................          73,445
    2,347       Gatx Corp. .....................................          38,373
    7,120       Gerber Scientific, Inc.* .......................          47,419
    1,545       Granite Construction, Inc. .....................          29,602
    3,138       Griffon Corp.* .................................          50,208
    1,727       Hubbell, Inc. ..................................          57,164
    1,087       IDEX Corp. .....................................          39,393
    6,577       IMCO Recycling, Inc.* ..........................          43,671
    2,447       InVision Technologies, Inc.* ...................          60,808
    1,767       J.B. Hunt Transport Services, Inc.* ............          66,704
    3,726       Kansas City Southern Industries, Inc.* .........          44,824
    1,317       Kaydon Corp.(1) ................................          27,394
    2,746       L-3 Communications Holdings, Inc.* .............         119,424
    1,100       Lancaster Colony Corp. .........................          42,526
    1,700       Lennox International, Inc. .....................          21,879
    5,189       Lydall, Inc.* ..................................          55,522
      779       Martin Marietta Materials, Inc. ................          26,182
    6,057       Methode Electronics, Inc. ......................          65,113
    4,396       Myers Industries, Inc. .........................          41,762
    2,670       Offshore Logistics, Inc.* ......................          58,072
    3,800       Paxar Corp.* ...................................          41,800
    2,475       Pentair, Inc. ..................................          96,673
    4,177       Precision Castparts Corp. ......................         129,905
    1,380       Quanex Corp. ...................................          41,014
    5,300       Republic Services, Inc.* .......................         120,151



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              31




                       ROCHDALE MID/SMALL VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Shares                                                                   Value
--------------------------------------------------------------------------------
INDUSTRIALS, CONTINUED
      931       Sonoco Products Co.(1) .........................       $  22,363
    3,354       Stewart & Stevenson Services, Inc. .............          52,825
    4,376       Sturm Ruger & Co., Inc. ........................          43,760
    4,750       Swift Transportation Co., Inc.* ................          88,445
    1,307       Tecumseh Products Co. ..........................          50,071
    2,500       The Brink's Co. ................................          36,425
    2,191       Thomas Industries, Inc. ........................          59,267
    3,913       Universal Forest Products, Inc. ................          81,938
    1,077       USF Corp. ......................................          29,047
    2,853       Watts Industries, Inc. .........................          50,926
    3,769       Werner Enterprises, Inc. .......................          79,903
    5,100       Westminster Capital, Inc.* .....................          14,280
    1,655       York International Corp. .......................          38,727
                                                                       ---------
                                                                       2,714,258
                                                                       ---------
TECHNOLOGY: 2.6%
   22,418       Atmel Corp.* ...................................          56,718
    4,975       Ceridian Corp.* ................................          84,426
    1,305       Imation Corp. ..................................          49,355
      553       Pericom Semiconductor Corp.* ...................           5,143
    6,112       SPSS, Inc.* ....................................         102,315
    9,151       Sybase, Inc.* ..................................         127,290
    3,125       Verity, Inc.* ..................................          39,562
                                                                       ---------
                                                                         464,809
                                                                       ---------
TELECOMMUNICATIONS: 4.1%
   20,907       3Com Corp.* ....................................          97,845
    2,289       Advanced Fibre Communications, Inc.* ...........          37,242
    4,001       Belo Corp. .....................................          89,462
    1,100       Black Box Corp. ................................          39,820
    4,219       Emmis Communications Corp. - Class A* ..........          96,826
    1,914       Harris Corp. ...................................          57,516
    2,480       Harte Hanks, Inc. ..............................          47,120
    1,461       Lee Enterprises, Inc. ..........................          54,831
      900       Media General, Inc. ............................          51,480
      933       Network Equipment Technologies, Inc.* ..........           7,856
   11,391       Viasat, Inc.* ..................................         163,347
                                                                       ---------
                                                                         743,345
                                                                       ---------
UTILITIES: 5.2%
    2,200       Allete, Inc.(1) ................................          58,410
    1,307       Cascade Natural Gas Corp. ......................          24,964
    3,732       Central Vermont Public Service Corp. ...........          72,961
    1,776       DQE, Inc. ......................................          26,764
    2,033       Energen Corp. ..................................          67,699
    1,917       Green Mountain Power Corp. .....................          38,340
    1,804       MDU Resources Group, Inc. ......................          60,416
    3,150       Northeast Utilities ............................          52,731
      962       NSTAR ..........................................          43,819




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32





                       ROCHDALE MID/SMALL VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

  Shares                                                                Value
--------------------------------------------------------------------------------

UTILITIES, CONTINUED
      4,359        ONEOK, Inc. ..............................        $    85,567
      3,130        Pepco Holdings, Inc. .....................             59,971
      2,563        Puget Energy, Inc. .......................             61,179
      2,900        Scana Corp. ..............................             99,412
      9,177        Sierra Pacific Resources*(1) .............             54,511
      1,875        Southern Union Co.* ......................             31,763
      1,181        Vectren Corp.(1) .........................             29,584
      4,185        Westar Energy, Inc. ......................             67,923
                                                                     -----------
                                                                         936,014
                                                                     -----------
TOTAL COMMON STOCK
                   (cost $16,314,043) .......................         17,514,645
                                                                     -----------



Principal Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 6.2%
MONEY MARKET INVESTMENTS: 6.2%
$ 1,112,177  Union Bank of California Money Market Fund ..........    1,112,177
                                                                     ----------

TOTAL SHORT-TERM INVESTMENT
          (cost $1,112,177) ......................................    1,112,177
                                                                     ----------

INVESTMENTS PURCHASED WITH CASH PROCEEDS
          FROM SECURITIES LENDING - 12.1%
COMMERCIAL PAPER: 4.8%
    868,736  Four Winds Funding, 1.550%, 07/01/03 ................      868,736
                                                                     ----------
TIME DEPOSITS: 1.6%
    289,591  Washington Mutual Bank, 1.170%, 01/16/04 ............      289,591
                                                                     ----------
REPURCHASE AGREEMENT: 5.7%
  1,015,201  Lehman Brothers Triparty Agreement, 1.455%,
               07/01/03(2) .......................................    1,015,201
                                                                     ----------

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
          FROM SECURITIES LENDING
          (cost $2,173,528) ......................................    2,173,528
                                                                     ----------

TOTAL INVESTMENTS
          (cost $19,599,748), 115.7%                                 20,800,350
                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET, (15.7)%                           (2,822,492)
                                                                     ----------
NET ASSETS, 100.0%                                                  $17,977,858
                                                                    ===========


-----------
*    Non-income producing security.
(1) This security or a portion of this security is out on loan at June 30, 2003.
    Total loaned securities had a market value of $2,072,926 at June 30, 2003.
(2) Collaterized by $1,066,458 SASCO, 4.000%, due 5/25/2033.







SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              33





                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited)

Principal Amount                                   Coupon      Maturity          Value
                                                    Rate         Date
---------------------------------------------------------------------------------------
CORPORATE BONDS: 59.0%

BASIC MATERIALS: 0.4%
$   20,000   Eastman Chemical Co. ................  6.375%     01/15/04      $   20,486
   130,000   Westvaco Corp. .....................   6.850%     11/15/04         137,759
                                                                             ----------
                                                                                158,245
                                                                             ----------
CONSUMER CYCLICALS: 2.7%
    15,000   Cooper Tire & Rubber Co. ............  7.750%     12/15/09          17,883
    40,000   DaimlerChrysler NA Holding Corp. ....  7.400%     01/20/05          42,888
   205,000   Darden Restaurants, Inc. ............  7.125%     02/01/16         235,752
   585,000   May Department Stores Co. ........... 10.625%     11/01/10         802,598
                                                                             ----------
                                                                              1,099,121
                                                                             ----------
CONSUMER NON CYCLICALS: 0.1%
    40,000   Block Financial Corp. ...............  6.750%     11/01/04          42,570
                                                                             ----------

FINANCIAL SERVICES: 36.7%
    38,000   ABN Amro Bank NV/New York ...........  8.250%     08/01/09          40,265
   130,000   Bank of America Corp. ...............  7.800%     02/15/10         160,280
    40,000    Bank One Corp. .....................  7.600%     05/01/07          46,651
   350,000   BankBoston Corp. ....................  8.250%     12/15/26         411,498
   407,000   Bankers Trust Corp. .................  7.500%     11/15/15         504,339
    40,000   Beneficial Corp. ....................  6.710%     12/15/03          40,944
   292,000   BT PFD CAP II .......................  7.875%     02/25/27         335,565
   500,000   Callable Asset Swap Trust(2) ........  3.250%     01/15/13         500,000
   300,000   Charles Schwab Corp. ................  6.740%     11/26/07         338,746
   100,000   Chubb Corp. .........................  7.125%     12/15/07         116,613
    25,000   Cigna Corp. .........................  8.250%     01/01/07          29,003
   160,000   CIT Group, Inc. .....................  7.125%     10/15/04         170,414
 1,000,000   Citicorp ...........................   6.880%     12/18/15       1,191,372
    50,000   Citicorp ............................  7.750%     06/15/06          57,860
    23,000   Citigroup, Inc. .....................  5.800%     03/15/04          23,741
   250,000   Countrywide Home Loan ...............  7.260%     05/10/04         262,575
   200,000   Executive Risk Capital Trust ........  8.675%     02/01/27         240,583
   125,000   First Union Corp. ...................  6.300%     04/15/08         142,798
    25,000   First Union National Bank ...........  7.125%     10/15/06          28,718
 1,000,000   General Electric Capital Corp.(2) ...  3.000%     06/27/18         995,000
   175,000   General Electric Capital Corp. ......  8.750%     05/21/07         213,579
    35,000   Goldman Sachs Group, Inc. ...........  7.350%     10/01/09         42,590
   250,000   Household Finance Corp. .............  7.250%     09/15/12         259,051
   100,000   HSBC Bank Plc .......................  7.625%     06/15/06         116,006
   400,000   HSBC USA Capital Trust ..............  7.530%     12/04/26         435,576
   100,000   HSBC USA, Inc. ......................  8.375%     02/15/07         117,551
 1,000,000   International Lease Finance Corp.(1)   5.875%     05/01/13       1,076,581
   450,000   International Lease Finance Corp.(1)   5.700%     07/03/06         485,849
   340,000   JP Morgan Chase & Co. ...............  7.000%     11/15/09         403,283
   500,000   JP Morgan Chase Bank ................  6.700%     08/15/08         577,756
    20,000   Key Bank ............................  7.550%     09/15/06          23,051




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34





                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

Principal Amount                                   Coupon      Maturity          Value
                                                    Rate         Date
---------------------------------------------------------------------------------------

FINANCIAL SERVICES, CONTINUED
$  135,000   Lehman Brothers Holdings, Inc. ......  7.750%     01/15/05     $   148,201
   500,000   Morgan JP & Co., Inc. ...............  0.000%     04/24/27          91,812
   200,000   Morgan Stanley Dean Witter & Co. ....  6.750%     04/15/11         233,936
   300,000   National Rural Utilities ............  6.550%     11/01/18         358,043
   250,000   Salomon Smith Barney Holdings, Inc. .  7.300%     08/01/13         300,941
   150,000   Salomon Smith Barney Holdings, Inc. .  6.625%     11/15/03         153,097
 1,000,000   SLM Corp. ...........................  5.150%     04/25/18       1,007,754
   100,000   SouthTrust Corp. ....................  8.625%     05/15/04         106,010
   310,000   Stilwell Financial ..................  7.000%     11/01/06         341,606
    25,000   Suntrust Banks, Inc. ................  6.000%     02/15/26          27,230
    25,000   Suntrust Banks, Inc. ................  6.125%     02/15/04          25,764
    80,000   The Bank of New York Company, Inc. ..  7.400%     08/25/10          80,574
 1,000,000   The Bear Stearns Companies, Inc. ....  3.500%     06/27/18         980,000
 1,295,000   Transamerica Corp. ..................  9.375%     03/01/08       1,602,926
   100,000   Union Planters Bank NA ..............  6.500%     03/15/18         112,315
    15,000   USL Capital Corp. ...................  5.950%     10/15/03          15,098
    25,000   Wells Fargo Co. .....................  7.125%     08/15/06          28,743
                                                                            -----------
                                                                             15,001,888
                                                                            -----------
INDUSTRIALS: 2.7%
   250,000   BP Canada Energy Co. ................  6.750%     09/01/23         257,399
   130,000   Burlington Resources, Inc. ..........  8.200%     03/15/25         168,798
    50,000   CSR America, Inc. ...................  6.875%     07/21/05          54,740
   100,000   CSX Transportation, Inc. ............  6.400%     03/15/06         110,823
   100,000   Louisiana Land & Exploration ........  7.650%     12/01/23         118,341
   325,000   Noble Corp. .........................  6.950%     03/15/09         374,281
    25,000   Ryder System, Inc. ..................  9.875%     05/15/17          29,555
                                                                            -----------
                                                                              1,113,937
                                                                            -----------
TECHNOLOGY: 3.5%
    75,000   Computer Associates International,
               Inc. ..............................  6.375%     04/15/05          79,500
   325,000   Computer Sciences Corp. .............  7.500%     08/08/05         362,219
    50,000   First Data Corp. ....................  6.375%     12/15/07          57,294
   800,000   Oracle Corp. ........................  6.910%     02/15/07         913,074
                                                                            -----------
                                                                              1,412,087
                                                                            -----------
TELECOMMUNICATIONS: 8.8%
 1,000,000   Boeing Capital Corp. ................  7.300%     02/01/12       1,143,107
   500,000   GTE North, Inc. .....................  7.625%     05/15/26         547,255
 1,000,000   Lockheed Martin Corp. ...............  7.700%     05/10/07       1,152,366
   300,000   US Cellular Corp. ...................  7.250%     08/15/07         313,121
   180,000   Airtouch Communication
             Vodafone Group ......................  6.650%     05/01/08         209,095
   200,000   Walt Disney Co. .....................  5.620%     12/01/08         215,185
                                                                            -----------
                                                                              3,580,129
                                                                            -----------
UTILITIES: 4.1%
   900,000   Florida Power Corp. .................  6.770%     07/01/06       1,015,134
    40,000   PP&L, Inc. ..........................  6.550%     03/01/06          44,559
   100,000   TXU Eastern Funding Co. .............  6.450%     05/15/05          10,500






SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              35





                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued


Principal Amount                                   Coupon      Maturity          Value
                                                    Rate         Date
---------------------------------------------------------------------------------------

UTILITIES, CONTINUED
$  175,000   Virginia Electric and Power Co. .....  7.000%     01/01/24     $   183,551
   200,000   Virginia Electric and Power Co. .....  7.500%     06/01/23         207,795
   200,000   West Texas Utilities Co. ............  7.750%     06/01/07         231,207
                                                                            -----------
                                                                              1,692,746
                                                                            -----------
TOTAL CORPORATE BONDS
     (Cost $22,835,851) .................................................    24,100,723
                                                                            -----------

MUNICIPAL BONDS: 5.6%
 1,000,000   San Diego Redevelopment Agency / CA .  7.490%     11/01/18         989,090
   780,000   San Marcos Public Facilities
               Authority / CA ....................  4.730%     08/01/13         813,010
   407,000   Stanford University .................  6.875%     02/01/24         496,601
                                                                            -----------

TOTAL MUNICIPAL BONDS
     (Cost $2,259,933) ..................................................     2,298,701
                                                                            -----------

ASSET BACKED SECURITIES: 5.6%
   163,088   Countrywide Home Loan                 16.478%     03/25/33         163,088
 2,000,000   CS First Boston
             Mortgage Securities Corp.              8.190%     06/25/33       2,000,000
   130,000   Private Export Funding Corp.           5.530%     04/30/06         143,496
                                                                            -----------
TOTAL ASSET BACKED SECURITIES
     (Cost $2,293,427) ..................................................     2,306,584
                                                                            -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.8%
 1,000,000   Federal Home Loan Bank ..............  4.850%     04/22/13       1,039,974
   500,000   Federal Home Loan Bank ..............  5.300%     03/13/18         514,870
 1,000,000   Federal Home Loan Bank ..............  4.500%     05/07/18       1,005,495
 1,000,000   Federal Home Loan Bank ..............  5.250%     10/30/12         990,000
 1,500,000   Federal Home Loan Mortgage Corp. ....  4.250%     03/12/10       1,523,214
 1,750,000   Federal Home Loan Mortgage Corp. ....  6.000%     05/25/12       1,819,020
 1,000,000   Federal National Mortgage Association  4.600%     06/05/18         996,561
 1,000,000   Federal National Mortgage Association  4.750%     02/21/13       1,032,596
 1,000,000   Federal National Mortgage
               Association(1) ....................  5.000%     11/17/11       1,041,364
 1,000,000   Federal National Mortgage Association  5.500%     07/18/12       1,057,077
 1,000,000   Federal National Mortgage Association  5.750%     11/07/17       1,053,172
    30,000   Federal National Mortgage Association  5.625%     05/14/04          31,172
   850,000   Federal National Mortgage Association  6.375%     01/12/11         870,063
                                                                            -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (cost $12,836,729) .................................................    12,974,578
                                                                            -----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36





                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO


SCHEDULE OF INVESTMENTS AT JUNE 30, 2003 (Unaudited), Continued

          Shares                                                        Value
--------------------------------------------------------------------------------
MUTUAL FUND AND TRUST INVESTMENTS: 1.8%
     35,000    Alliance World Dollar Government Fund II .........   $   421,050
     30,000    Morgan Stanley Emerging Market Debt Fund, Inc. ...       258,600
      4,000    TCW/DW Term Trust 2003 ...........................        42,360
                                                                    -----------

TOTAL MUTUAL FUND AND TRUST INVESTMENTS
          (cost $595,822)                                               722,010
                                                                    -----------




Principal Amount                                   Coupon      Maturity     Value
                                                    Rate         Date
----------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH PROCEEDS
          FROM SECURITIES LENDING - 7.9%
COMMERCIAL PAPER: 3.1%
$ 1,287,999    Four Winds Funding ...............  1.550%      07/01/03     1,287,999
                                                                          -----------
TIME DEPOSITS: 1.1%
    429,351    Washington Mutual Bank ...........  1.170%      01/16/04       429,351
                                                                          -----------
REPURCHASE AGREEMENT: 3.7%
  1,505,150    Lehman Brothers Triparty
                    Agreement(3) ...............   1.455%      07/01/03     1,505,150
                                                                          -----------

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
          FROM SECURITIES LENDING
          (cost $3,222,500) .............................................   3,222,500
                                                                          -----------

TOTAL INVESTMENTS
          (cost $40,044,262), 111.7% ....................................  45,625,096
OTHER ASSETS AND LIABILITIES, NET, (11.7)% ..............................  (4,788,295)
                                                                          -----------
NET ASSETS, 100.0% ...................................................... $40,836,801
                                                                          ===========


---------
(1)  This security or a portion of this security is out on loan at June 30,
     2003. Total loaned securities had a market value of $3,146,081 at June 30,
     2003.
(2)  Variable or step coupon security; Interest rate reflects the rate currently in effect.
(3)  Collaterized by $1,581,144 SASCO, 4.000%, due 5/25/2033.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              37



                            ROCHDALE INVESTMENT TRUST


STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 2003 (Unaudited)

                                                        Dividend
                                                        & Income       Atlas          Large Growth     Large Value
                                                        Portfolio      Portfolio        Portfolio       Portfolio
-------------------------------------------------------------------------------------------------------------------

ASSETS
Investments in securities at cost .................   $    434,400    $ 28,696,924    $ 18,116,584    $ 20,643,876
                                                      ============    ============    ============    =============

Investments in securities at value
     (Including $0, $1,913,488, $2,296,829,
     and $2,184,412 of securities loaned,
     respectively) ................................   $    432,401    $ 30,232,206    $ 18,237,827    $ 21,177,877
Cash (Including foreign currency of $0,
     $1,214,189, $0, and $0, respectively) ........           --         1,441,284            --             8,430
Receivables:
     Securities sold ..............................      1,221,180            --              --              --
     Dividends and interest .......................            790         106,375          19,836          28,873
     Fund shares sold .............................         65,000          37,151         140,820         159,775
     Due from Advisor .............................          2,333            --              --              --
Prepaid expenses ..................................           --              --               609             311
                                                      ------------    ------------    ------------    ------------
TOTAL ASSETS ......................................      1,721,704      31,817,016      18,399,092      21,375,266
                                                      ------------    ------------    ------------    ------------

LIABILITIES
     Payable upon return of
       securities loaned ..........................           --         1,913,488       2,296,829       2,184,412
     Cash overdraft ...............................        910,488            --             2,665            --
     Payables:
       Fund shares purchased ......................           --             7,541            --              --
       Advisory fees ..............................           --            24,121           7,648          10,238
       Securities purchased .......................        424,936            --              --           348,991
       Administration fees ........................          1,849           2,412           1,849           1,849
       Other payables .............................           --            28,587            --              --
     Accrued expenses .............................         29,105          71,204           9,567           9,566
                                                      ------------    ------------    ------------    ------------
     TOTAL LIABILITIES ............................      1,366,378       2,047,353       2,318,558       2,555,056
                                                      ------------    ------------    ------------    ------------

NET ASSETS ........................................   $    355,326    $ 29,769,663    $ 16,080,534    $ 18,820,210
                                                      ============    ============    ============    =============
     Number of shares, $0.01 par value,
       issued and outstanding
       (unlimited shares authorized) ..............         17,038       1,224,494       1,089,244         983,135
                                                      ============    ============    ============    =============

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE .................................   $      20.85    $      24.31    $      14.76    $      19.14
                                                      ============    ============    ============    =============

COMPONENTS OF NET ASSETS
     Paid in capital ..............................   $  2,954,941    $ 54,744,979    $ 19,666,570    $ 21,800,168
     Undistributed net investment income (loss) ...        (12,668)        528,908          10,212          69,454
     Accumulated net realized loss on investments .     (2,584,948)    (27,015,113)     (3,717,491)     (3,583,413)
     Net unrealized appreciation (depreciation) on:
       Investments ................................         (1,999)      1,535,282         121,243         534,001
       Foreign currency ...........................           --           (24,393)           --              --
                                                      ------------    ------------    ------------    ------------
     Net assets ...................................   $    355,326    $ 29,769,663    $ 16,080,534    $ 18,820,210
                                                      ============    ============    ============    =============




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38


                            ROCHDALE INVESTMENT TRUST


STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 2003 (Unaudited)
                                                                                    Intermediate
                                                      Mid/Small      Mid/Small          Fixed
                                                       Growth         Value            Income
                                                     Portfolio       Portfolio        Portfolio
--------------------------------------------------------------------------------------------------
ASSETS
     Investments in securities at cost ..........   $ 19,396,764    $ 19,599,748    $ 40,044,262
                                                    ============    ============    ============

     Investments in securities at value
       (Including $2,814,237, $2,173,528,
       and $3,222,500 of securities loaned,
       respectively) ............................   $ 21,327,470    $ 20,800,350    $ 45,625,096
     Cash .......................................           --              --           772,212
     Receivables:
       Dividends and interest ...................          5,245          16,148         508,390
       Fund shares sold .........................         86,690          94,048         254,676
     Prepaid expenses ...........................          1,322             202           3,254
                                                    ------------    ------------    ------------
     TOTAL ASSETS ...............................     21,420,727      20,910,748      47,163,628
                                                    ------------    ------------    ------------
LIABILITIES
     Payable upon return of securities loaned ...      2,814,237       2,173,528       3,222,500
     Cash overdraft .............................            511           4,724            --
     Payables:
       Fund shares purchased ....................           --              --            65,140
       Advisory fees ............................          9,934           9,660          19,056
       Securities purchased .....................        739,682         735,245       3,013,195
       Administration fees ......................          1,849           1,849           3,391
     Accrued expenses ...........................         12,616           7,884           3,545
                                                    ------------    ------------    ------------
     TOTAL LIABILITIES ..........................      3,578,829       2,932,890       6,326,827
                                                    ------------    ------------    ------------

NET ASSETS ......................................   $ 17,841,898    $ 17,977,858    $ 40,836,801
                                                    ============    ============    ============

     Number of shares issued and outstanding
       (unlimited number of shares authorized,
       $0.01 par value) .........................        720,974         600,238       1,423,080
                                                    ============    ============    ============

NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE ............................   $      24.75    $      29.95    $      28.70
                                                    ============    ============    ============

COMPONENTS OF NET ASSETS
     Paid in capital ............................   $ 19,267,576    $ 18,434,899    $ 38,535,621
     Undistributed net investment income (loss) .        (53,422)         32,951         (20,482)
     Accumulated net realized loss on investments     (3,302,963)     (1,690,594)        740,828
     Net unrealized appreciation on investments .      1,930,707       1,200,602       1,580,834
                                                    ------------    ------------    ------------
     Net assets .................................   $ 17,841,898    $ 17,977,858    $ 40,836,801
                                                    ============    ============    ============





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              41


                            ROCHDALE INVESTMENT TRUST


STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2003 (Unaudited)

                                         Dividend
                                         & Income       Atlas            Large Growth   Large Value
                                         Portfolio      Portfolio          Portfolio      Portfolio
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
   Dividends ........................   $    24,501    $   551,206(1)    $    91,991    $   162,136
   Interest .........................           398         18,004             1,986          2,687
   Other ............................           462         12,964             1,122            925
                                        -----------    -----------       -----------    -----------
Total income ........................        25,361        582,174            95,099        165,748
                                        -----------    -----------       -----------    -----------

Expenses
   Advisory fees ....................        20,556        134,347            33,955         38,517
   Administration fees ..............        11,157         13,434            11,157         11,157
   Custody fees .....................           820         11,375             1,499          1,594
   Transfer agent fees ..............         5,088          6,674             5,055          5,055
   Fund accounting fees .............        11,427         15,833            13,819         15,241
   Professional fees ................         6,075          7,891             5,521          5,581
   Trustee fees .....................         1,229          1,466             1,466          1,466
   Registration expense .............         2,556          5,688             4,055          3,840
   Insurance expense ................           507          3,307             1,302          1,304
   Reports to shareholders ..........           695          1,685             1,487          1,535
   Miscellaneous ....................           575          1,641             1,004          1,561
                                        -----------    -----------       -----------    -----------
Total expenses ......................        60,685        203,341            80,320         86,851
Add: expenses recouped by Advisor ...          --             --               4,567          9,443
Less: expenses waived and reimbursed        (22,656)          --                --             --
                                        -----------    -----------       -----------    -----------
Net expenses ........................        38,029        203,341            84,887         96,294
                                        -----------    -----------       -----------    -----------
NET INVESTMENT INCOME (LOSS) ........       (12,668)       378,833            10,212         69,454
                                        -----------    -----------       -----------    -----------


REALIZED AND UNREALIZED GAIN
  (LOSS) FROM INVESTMENTS
  AND FOREIGN CURRENCY:
  Net realized gain (loss) on:
   Investments ......................       600,508        122,133          (308,312)      (759,118)
   Foreign currency transactions ....          --           (8,234)             --             --
  Net unrealized appreciation
   (depreciation) on:
   Investments ......................        84,017      2,488,228         1,602,945      2,247,865
   Foreign currency translations ....          --          (26,493)             --             --
                                        -----------    -----------       -----------    -----------
  Net realized and unrealized gain on
   investments and foreign currency .       684,525      2,575,634         1,294,633      1,488,747
                                        -----------    -----------       -----------    -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ........   $   671,857    $ 2,954,467       $ 1,304,845    $ 1,558,201
                                        ===========    ===========       ===========    ===========



-----------
(1) Net of foreign taxes withheld of $82,792.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42



                            ROCHDALE INVESTMENT TRUST


STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2003 (Unaudited)
                                                                                               Intermediate
                                                                Mid/Small       Mid/Small         Fixed
                                                                 Growth           Value          Income
                                                                Portfolio       Portfolio       Portfolio
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
     Dividends ..............................................   $    37,734    $   120,153    $    24,984
     Interest ...............................................         2,357          2,784      1,086,962
     Other ..................................................         1,435          1,242          1,076
                                                                -----------    -----------    -----------
  Total income ..............................................        41,526        124,179      1,113,022
                                                                -----------    -----------    -----------

  Expenses
     Advisory fees ..........................................        35,166         35,679         79,077
     Administration fees ....................................        11,157         11,157         19,769
     Custody fees ...........................................         1,772          1,678          4,182
     Transfer agent fees ....................................         5,055          5,196          5,077
     Fund accounting fees ...................................        16,388         18,559         17,492
     Professional fees ......................................         5,659          5,757          5,980
     Trustee fees ...........................................         1,267          1,466          1,466
     Registration expense ...................................         3,537          3,628          3,862
     Insurance expense ......................................         1,296          1,012          3,247
     Reports to shareholders ................................         2,139          2,142          1,010
     Miscellaneous ..........................................         1,275          1,597          2,691
                                                                -----------    -----------    -----------
  Total expenses ............................................        84,711         87,871        143,853
  Add: expenses recouped by Advisor .........................        10,237          8,462         25,047
                                                                -----------    -----------    -----------
  Net expenses ..............................................        94,948         96,333        168,900
                                                                -----------    -----------    -----------
  NET INVESTMENT INCOME (LOSS) ..............................       (53,422)        27,846        944,122
                                                                -----------    -----------    -----------


REALIZED AND UNREALIZED GAIN
  (LOSS) FROM INVESTMENTS
  AND FOREIGN CURRENCY:
  Net realized gain (loss) on:
     Securities .............................................      (140,176)      (154,870)       745,763
  Net change in unrealized
     appreciation on:
     Investments ............................................     2,103,367      1,802,577        383,423
                                                                -----------    -----------    -----------
  Net realized and unrealized gain on
     investments and foreign currency .......................     1,963,191      1,647,707      1,129,186
                                                                -----------    -----------    -----------
  NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS .................................   $ 1,909,769    $ 1,675,553    $ 2,073,308
                                                                ===========    ===========    ===========







SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              43


                            ROCHDALE INVESTMENT TRUST


STATEMENTS OF CHANGES IN NET ASSETS
                                                             Dividend
                                                             & Income                        Atlas
                                                             Portfolio                      Portfolio
                                                  ----------------------------   -----------------------------
                                                   Six Months         Year         Six Months         Year
                                                     Ended            Ended          Ended            Ended
                                                   6/30/03(1)       12/31/02       6/30/03(1)       12/31/02
---------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income (loss) ................   $    (12,668)   $    (73,819)   $    378,833    $    194,537
  Net realized gain (loss) on:
     Investments ..............................        600,508      (1,881,989)        122,133      (6,224,309)
     Foreign currency .........................           --              --            (8,234)         (1,946)
     Net unrealized appreciation
       (depreciation) on investments and
       foreign currency transactions ..........         84,017        (762,048)      2,461,735       2,489,055
                                                  ------------    ------------    ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .................        671,857      (2,717,856)      2,954,467      (3,542,663)
                                                  ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ..................           --              --              --          (277,720)
                                                  ------------    ------------    ------------    ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........           --              --              --          (277,720)
                                                  ------------    ------------    ------------    ------------


CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ...................        241,970       1,166,388       2,102,586       4,234,946
  Proceeds from reinvestment of distribution ..           --              --              --           261,102
  Cost of shares redeemed .....................     (5,141,474)     (3,961,270)     (3,385,672)    (13,628,785)
                                                  ------------    ------------    ------------    ------------
  Net increase in net assets
    resulting from share transactions .........     (4,899,504)     (2,794,882)     (1,283,086)     (9,132,737)
                                                  ------------    ------------    ------------    ------------

  TOTAL INCREASE (DECREASE) IN NET ASSETS .....     (4,227,647)     (5,512,738)      1,671,381     (12,953,120)

NET ASSETS
  Beginning of period .........................      4,582,973      10,095,711      28,098,282      41,051,402
                                                  ------------    ------------    ------------    ------------
  END OF PERIOD ...............................   $    355,326    $  4,582,973    $ 29,769,663    $ 28,098,282
                                                  ============    ============    ============    ============

  ACCUMULATED NET INVESTMENT INCOME (LOSS) ....   $    (12,668)   $       --      $    528,908    $    150,075
                                                  ============    ============    ============    ============

CHANGE IN SHARES
  Shares sold .................................         12,413          45,930          88,635         170,633
  Shares issued on reinvestment of distribution           --              --              --            11,857
  Shares redeemed .............................       (249,969)       (176,821)       (156,456)       (574,804)
                                                  ------------    ------------    ------------    ------------

  NET DECREASE ................................       (237,556)       (130,891)        (67,821)       (392,314)
                                                  ============    ============    ============    ============



--------
(1) Unaudited.












SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44



                            ROCHDALE INVESTMENT TRUST


STATEMENTS OF CHANGES IN NET ASSETS
                                                             Large Growth                       Large Value
                                                               Portfolio                        Portfolio
                                                  -------------------------------------------------------------

                                                   Six Months         Year           Six Months          Year
                                                     Ended            Ended             Ended            Ended
                                                   6/30/03(1)        12/31/02        6/30/03(1)        12/31/02
----------------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income (loss) ................   $     10,212    $     (7,529)   $     69,454    $     80,461
  Net realized loss on:
     Investments ..............................       (308,312)     (2,273,562)       (759,118)     (2,662,729)
     Net unrealized appreciation
       (depreciation) on investments ..........      1,602,945      (1,555,389)      2,247,865      (1,038,263)
                                                  ------------    ------------    ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ................      1,304,845      (3,836,480)      1,558,201      (3,620,531)
                                                  ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ..................           --              --              --           (80,790)
  From net realized gain ......................           --              --              --              --
                                                  ------------    ------------    ------------    ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........           --              --              --           (80,790)
                                                  ------------    ------------    ------------    ------------


CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ...................      4,027,539       9,153,274       5,344,872      11,632,928
  Proceeds from reinvestment of distribution ..           --              --              --            77,286
  Cost of shares redeemed .....................     (2,487,269)     (2,871,747)     (2,789,743)     (2,869,947)
                                                  ------------    ------------    ------------    ------------
  Net increase in net assets
    resulting from share transactions .........      1,540,270       6,281,527       2,555,129       8,840,267
                                                  ------------    ------------    ------------    ------------

  TOTAL INCREASE IN NET ASSETS ................      2,845,115       2,445,047       4,113,330       5,138,946

NET ASSETS
  Beginning of period .........................     13,235,419      10,790,372      14,706,880       9,567,934
                                                  ------------    ------------    ------------    ------------
  END OF PERIOD ...............................   $ 16,080,534    $ 13,235,419    $ 18,820,210    $ 14,706,880
                                                  ============    ============    ============    ============

  ACCUMULATED NET INVESTMENT INCOME ...........   $     10,212    $       --      $     69,454    $       --
                                                  ============    ============    ============    ============

CHANGE IN SHARES
  Shares sold .................................        284,470         585,226         296,100         574,909
  Shares issued on reinvestment of distribution           --              --              --             4,462
  Shares redeemed .............................       (184,653)       (198,225)       (164,343)       (152,121)
                                                  ------------    ------------    ------------    ------------

  NET INCREASE ................................         99,817         387,001         131,757         427,250
                                                  ============    ============    ============    ============




----------

(1) Unaudited.






SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              45


                            ROCHDALE INVESTMENT TRUST


STATEMENTS OF CHANGES IN NET ASSETS
                                                             Mid/Small                        Mid/Small
                                                         Growth Portfolio                  Value Portfolio
                                                  ---------------------------     -----------------------------
                                                   Six Months          Year           Six Months        Year
                                                     Ended             Ended            Ended           Ended
                                                   6/30/03(1)        12/31/02         6/30/03(1)      12/31/02
----------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income (loss) ................   $    (53,422)   $   (108,541)   $     27,846    $      5,105
  Net realized loss on:
     Investments ..............................       (140,176)     (2,600,397)       (154,870)     (1,533,643)
     Net unrealized appreciation
       (depreciation) on investments ..........      2,103,367        (606,735)      1,802,577        (971,689)
                                                  ------------    ------------    ------------    ------------
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............      1,909,769      (3,315,673)      1,675,553      (2,500,227)
                                                  ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ..................           --              --              --              --
  From net realized gain ......................           --              --              --           (70,837)
                                                  ------------    ------------    ------------    ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........           --              --              --           (70,837)
                                                  ------------    ------------    ------------    ------------


CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ...................      4,514,481      11,428,614       4,685,508      11,841,328
  Proceeds from reinvestment of distribution ..           --              --              --            67,850
  Cost of shares redeemed .....................     (1,769,928)     (2,788,060)     (1,986,595)     (2,755,221)
                                                  ------------    ------------    ------------    ------------
  Net increase in net assets
    resulting from share transactions .........      2,744,553       8,640,554       2,698,913       9,153,957
                                                  ------------    ------------    ------------    ------------

  TOTAL INCREASE IN NET ASSETS ................      4,654,322       5,324,881       4,374,466       6,582,893

NET ASSETS
  Beginning of period .........................     13,187,576       7,862,695      13,603,392       7,020,499
                                                  ------------    ------------    ------------    ------------
  END OF PERIOD ...............................   $ 17,841,898    $ 13,187,576    $ 17,977,858    $ 13,603,392
                                                  ============    ============    ============    ============

  ACCUMULATED NET INVESTMENT INCOME (LOSS) ....   $    (53,422)   $       --      $     32,951    $      5,105
                                                  ============    ============    ============    ============

CHANGE IN SHARES
  Shares sold .................................        196,526         443,133         168,301         379,561
  Shares issued on reinvestment of distribution           --              --              --             2,540
  Shares redeemed .............................        (81,724)       (123,832)        (75,871)        (98,164)
                                                  ------------    ------------    ------------    ------------

  NET INCREASE ................................        114,802         319,301          92,430         283,937
                                                  ============    ============    ============    ============





------------
(1) Unaudited.








SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

46



                            ROCHDALE INVESTMENT TRUST


STATEMENTS OF CHANGES IN NET ASSETS
                                                        Intermediate Fixed
                                                         Income Portfolio
                                                   ----------------------------
                                                     Six Months        Year
                                                       Ended           Ended
                                                     6/30/03(1)      12/31/02
-------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income ........................   $    944,122    $  1,236,280
  Net realized gain on:
  Investments ..................................        745,763          16,598
  Net unrealized appreciation on:
  Investments ..................................        383,423       1,099,154
                                                   ------------    ------------
  NET INCREASE IN NET
    ASSETS RESULTING FROM OPERATIONS ...........      2,073,308       2,352,032
                                                   ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...................       (981,784)     (1,248,206)
  From net realized gain .......................           --              --
                                                   ------------    ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........       (981,784)     (1,248,206)
                                                   ------------    ------------


CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ....................     11,494,703      24,624,225
  Proceeds from reinvestment of distribution ...        953,697       1,199,652
  Cost of shares redeemed ......................     (8,701,601)     (5,264,914)
                                                   ------------    ------------
  Net increase in net assets
    resulting from share transactions ..........      3,746,799      20,558,963
                                                   ------------    ------------

  TOTAL INCREASE IN NET ASSETS .................      4,838,323      21,662,789

NET ASSETS
  Beginning of period ..........................     35,998,478      14,335,689
                                                   ------------    ------------
  END OF PERIOD ................................   $ 40,836,801    $ 35,998,478
                                                   ============    ============

  ACCUMULATED NET INVESTMENT INCOME (LOSS) .....   $    (20,482)   $     17,180
                                                   ============    ============

CHANGE IN SHARES
  Shares sold ..................................        405,703         904,949
  Shares issued on reinvestment of distribution          33,659          43,930
  Shares redeemed ..............................       (305,766)       (194,190)
                                                   ------------    ------------

  NET INCREASE .................................        133,596         754,689
                                                   ============    ============




----------
(1) Unaudited.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                                                                              47


                            ROCHDALE INVESTMENT TRUST


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Dividend & Income
                                                                                        Portfolio
                                               ---------------------------------------------------------------------------------
                                                 Six Months          Year             4/1/01            Year           6/1/99(1)
                                                   Ended            Ended            through            Ended          through
                                                6/30/03(2)        12/31/02         12/31/01(3)         3/31/01         3/31/00
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..........  $   18.00       $   26.19          $   23.77         $   30.40       $   25.00
                                                 ---------       ---------          ---------         ---------       ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ...........................      (0.80)          (0.29)             (0.29)            (0.45)          (0.13)
Net realized and unrealized
  gain (loss) on investments ..................       3.50           (7.92)              2.75             (6.15)           5.53
                                                 ---------       ---------          ---------         ---------       ---------
Total from investment operations ..............       2.70           (8.21)              2.46             (6.60)           5.40
                                                 ---------       ---------          ---------         ---------       ---------
LESS DISTRIBUTIONS:
From net investment income ....................         --              --                 --                --              --
From net realized gain ........................         --              --              (0.06)            (0.06)             --
                                                 ---------       ---------          ---------         ---------       ---------
Total distributions ...........................         --              --              (0.06)            (0.06)             --
                                                 ---------       ---------          ---------         ---------       ---------
Paid in capital from redemption fees (Note 2) .       0.15            0.02               0.02              0.03              --
                                                 ---------       ---------          ---------         ---------       ---------
Net asset value, end of period ................  $   20.85       $   18.00          $   26.19         $   23.77       $   30.40
                                                 =========       =========          =========         =========       =========
Total return ..................................      15.89%(4)      (31.27)%            10.42%(4)        (21.66)%         21.60%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions) ..........  $    0.4        $    4.6           $   10.0          $    9.8         $   8.6

Portfolio turnover rate .......................      19.95%(4)       28.89%             52.46%(4)         95.97%          22.48%(4)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed ......       2.95%(5)        2.24%              1.98%(5)          1.96%           5.64%(5)

After fees waived and expenses absorbed .......       1.85%(5)        1.85%              1.85%(5)          1.85%           1.83%(5)

RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed ......      (1.72)%(5)      (1.37)%            (1.51)%(5)        (1.77)%         (5.11)%(5)

After fees waived and expenses absorbed .......      (0.62)%(5)      (0.98)%            (1.39)%(5)        (1.66)%         (1.30)%(5)


---------
(1) Inception of Portfolio.
(2) Unaudited.
(3) In 2001, the Portfolio changed its fiscal year-end from March to December (Note 1).
(4) Not annualized.
(5) Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

48

                                           ROCHDALE INVESTMENT TRUST

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       Atlas
                                                                                     Portfolio
                                              -----------------------------------------------------------------------------------
                                              Six Months        Year           4/1/01          Year         Year       6/29/98(1)
                                                 Ended          Ended          through         Ended       Ended        through
                                              6/30/03(2)      12/31/02       12/31/01(3)      3/31/01     3/31/00       3/31/99
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......   $   21.74      $   24.37       $   26.06       $   37.83    $   30.52    $   25.00
                                              ---------      ---------       ---------       ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ..............        0.32           0.20            0.36            0.22        (0.11)          --
Net realized and unrealized
 gain (loss) on investments ...............        2.25          (2.63)          (1.98)         (11.89)        8.76         5.52
                                              ---------      ---------       ---------       ---------    ---------    ---------
Total from investment operations ..........        2.57          (2.43)          (1.62)         (11.67)        8.65         5.52
                                              ---------      ---------       ---------       ---------    ---------    ---------
LESS DISTRIBUTIONS:
From net investment income ................          --          (0.21)          (0.12)          (0.10)       (0.08)          --
From net realized gain ....................          --             --              --              --        (1.26)          --
                                              ---------      ---------       ---------       ---------    ---------    ---------
Total distributions .......................          --          (0.21)          (0.12)          (0.10)       (1.34)          --
                                              ---------      ---------       ---------       ---------    ---------    ---------
Paid in capital from redemption
 fees (Note 2) ............................          --           0.01            0.05            --          --              --
Net asset value, end of period ............   $   24.31      $   21.74       $   24.37       $   26.06    $   37.83    $   30.52

Total return ..............................       11.82%(4)      (9.92)%         (6.00)%(4)     (30.89)%      28.53%       22.08%
                                                                                                                              (4)(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions) ......   $    29.8      $    28.1       $    41.0       $    60.8    $    62.8    $   10.1

Portfolio turnover rate ...................       19.19%(4)      34.53%          42.12%(4)       71.99%       35.97%      22.90%(4)

RATIO OF EXPENSES TO AVERAGE
NET ASSETS:
Before fees waived
 and expenses absorbed/recouped ...........        1.51%(6)       1.64%           1.46%(6)        1.32%        1.73%       7.79%(6)
After fees waived
 and expenses absorbed/recouped ...........        1.51%(6)       1.64%           1.46%(6)        1.37%        1.91%       1.61%(6)

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
Before fees waived
 and expenses absorbed/recouped ...........        2.82%(6)       0.54%           0.82%(6)        0.69%       (0.63)%     (6.26)%(6)
After fees waived
 and expenses absorbed/recouped ...........        2.82%(6)       0.54%           0.82%(6)        0.74%       (0.81)%     (0.08)%(6)


----------
(1)  Inception of Portfolio.
(2)  Unaudited.
(3)  In 2001, the Portfolio changed its fiscal year-end from March to December
     (Note 1).
(4)  Not annualized.
(5)  Commencement of investment operations - October 2, 1998.
(6)  Annualized.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              49



                                        ROCHDALE INVESTMENT TRUST


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                                       Large                                             Large
                                                       Growth                                           Value
                                                       Portfolio                                       Portfolio
                                    ---------------------------------------------- ----------------------------------------------
                                    Six Months       Year       Year   12/31/99(1) Six Months    Year         Year    12/31/99(1)
                                      Ended         Ended       Ended   through      Ended       Ended        Ended    through
                                    6/30/03(2)    12/31/02    12/31/01  12/31/00   6/30/03(2)   12/31/02    12/31/01   12/31/00
---------------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning
  of period .....................   $   13.38    $   17.91  $   20.53  $   25.00  $   17.27    $   22.56  $   25.99  $   25.00
                                    ---------    ---------  ---------  ---------  ---------    ---------  ---------  ---------

INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss) ....        0.01        (0.01)     (0.03)     (0.03)      0.07         0.12       0.07       0.06
Net realized and unrealized
  gain (loss) on investments ....        1.37        (4.53)     (2.60)     (4.44)      1.79        (5.33)     (3.44)      0.99
                                    ---------    ---------  ---------  ---------  ---------    ---------  ---------  ---------
Total from investment operations         1.38        (4.54)     (2.63)     (4.47)      1.86        (5.21)     (3.37)      1.05
                                    ---------    ---------  ---------  ---------  ---------    ---------  ---------  ---------

LESS DISTRIBUTIONS:
From net investment income ......     --           --         --         --         --             (0.10)     (0.07)     (0.06)
From net realized gain ..........     --           --         --         --         --           --         --         --
                                    ---------    ---------  ---------  ---------  ---------    ---------  ---------  ---------
Total distributions .............     --           --         --         --         --             (0.10)     (0.07)     (0.06)
                                    ---------    ---------  ---------  ---------  ---------    ---------  ---------  ---------
Paid in capital from redemption
  fees (Note 2) .................     --              0.01       0.01    --            0.01         0.02       0.01    --
                                    ---------    ---------  ---------  ---------  ---------    ---------  ---------  ---------
Net asset value, end of period ..   $   14.76    $   13.38  $   17.91  $   20.53  $   19.14    $   17.27  $   22.56  $   25.99
                                    =========    =========  =========  =========  =========    =========  =========  =========

Total return ....................       10.31%(3)   (25.29)%   (12.76)%   (17.88)%    10.76%(3)   (22.97)%   (12.91)%     4.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (millions) .............   $   16.1     $   13.2   $   10.8   $    3.3   $   18.8     $   14.7   $    9.6   $    2.6

Portfolio turnover rate .........        9.71%(3)    32.18%     45.16%     10.43%     23.17%(3)    35.75%     40.60%     10.36%

RATIO OF EXPENSES TO AVERAGE
  NET ASSETS:
  Before fees waived and expenses
   absorbed/recouped ............        1.18%(4)     1.23%      1.63%      6.95%      1.13%(4)     1.22%      1.78%      7.87%
  After fees waived and expenses
   absorbed/recouped ............        1.25%(4)     1.25%      1.25%      1.25%      1.25%(4)     1.25%      1.25%      1.25%

RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS:
  Before fees waived and expenses
   absorbed/recouped ............        0.22%(4)    (0.04)%    (0.60)%    (6.18)%     1.02%(4)     0.77%     (0.01)%    (6.03)%
  After fees waived and expenses
   absorbed/recouped ............        0.15%(4)    (0.06)%    (0.22)%    (0.48)%     0.90%(4)     0.74%      0.52%      0.59%




------------
(1)  Inception of Portfolio.
(2)  Unaudited.
(3)  Not annualized.
(4)  Annualized.







SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

50



                                        ROCHDALE INVESTMENT TRUST


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                                            Mid/Small                                      Mid/Small
                                                             Growth                                        Value
                                                            Portfolio                                     Portfolio
                                      ---------------------------------------------    -------------------------------------------
                                      Six Months       Year       Year   12/31/99(1)   Six Months    Year      Year    12/31/99(1)
                                       Ended          Ended      Ended     through       Ended      Ended     Ended      through
                                      6/30/03(2)     12/31/02   12/31/01   12/31/00   6/30/03(2)   12/31/02   12/31/01   12/31/00
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
  of period ......................   $   21.76     $   27.41  $   29.58  $   25.00  $   26.79    $   31.36  $   29.86  $   25.00
                                     ---------     ---------  ---------  ---------  ---------    ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .....       (0.13)        (0.18)     (0.14)     (0.09)      0.05         0.01       0.06       0.07
Net realized and unrealized
  gain (loss) on investments .....        3.11         (5.49)     (1.92)      4.67       3.10        (4.47)      1.50       4.95
                                     ---------     ---------  ---------  ---------  ---------    ---------  ---------  ---------
Total from investment operations .        2.98         (5.67)     (2.06)      4.58       3.15        (4.46)      1.56       5.02
                                     ---------     ---------  ---------  ---------  ---------    ---------  ---------  ---------
LESS DISTRIBUTIONS:
From net investment income .......     --            --         --         --         --           --           (0.06)     (0.07)
From net realized gain ...........     --            --           (0.11)   --         --             (0.14)     (0.01)     (0.09)
                                     ---------     ---------  ---------  ---------  ---------    ---------  ---------  ---------
Total distributions ..............     --            --           (0.11)   --         --             (0.14)     (0.07)     (0.16)
Paid in capital from redemption
  fees (Note 2) ..................        0.01          0.02      (0.22)   --            0.01         0.03       0.01    --
                                     ---------     ---------  ---------  ---------  ---------    ---------  ---------  ---------
Net asset value, end of period ...   $   24.75     $   21.76  $   27.41  $   29.58  $   29.95    $   26.79  $   31.36  $   29.86
                                     =========     =========  =========  =========  =========    =========  =========  =========

Total return .....................       13.74%(3)    (20.61)%    (6.94)%    18.32%     11.80%(3)   (14.12)%     5.27%     20.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (millions) ..............   $   17.8      $   13.2   $    7.9   $    2.1   $   18.0     $   13.6   $    7.0   $    1.8

Portfolio turnover rate ..........       13.35%(3)     38.26%     47.27%     93.32%     13.14%(3)    40.06%     51.74%     58.74%

RATIO OF EXPENSES TO AVERAGE
  NET ASSETS:
Before fees waived and expenses
  absorbed/recouped ..............        1.20%(4)      1.27%      2.08%      9.80%      1.23%(4)     1.25%      2.23%     10.80%
After fees waived and expenses
  absorbed/recouped ..............        1.35%(4)      1.35%      1.35%      1.35%      1.35%(4)     1.35%      1.35%      1.35%

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses
  absorbed/recouped ..............      (0.61)%(4)    (0.79)%    (1.57)%    (9.36)%     0.51%(4)     0.14%     (0.60)%    (8.82)%
After fees waived and expenses
  absorbed/recouped ..............      (0.76)%(4)    (0.87)%    (0.84)%    (0.91)%     0.39%(4)     0.04%      0.28%      0.63%






------------
(1)  Inception of Portfolio.
(2)  Unaudited.
(3)  Not annualized.
(4)  Annualized.








SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              51



                            ROCHDALE INVESTMENT TRUST


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      Intermediate Fixed
                                                             Income
                                                            Portfolio
                                          -------------------------------------------------
                                           Six Months      Year       Year     12/31/99(1)
                                             Ended         Ended      Ended      through
                                           6/30/03(2)     12/31/02   12/31/01   12/31/00(3)
--------------------------------------------------------------------------------------------
Net asset value, beginning
  of period ............................   $   27.92     $   26.81  $   25.77  $   25.00
                                           ---------     ---------  ---------  ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...........        0.72          1.35       1.49       1.12
Net realized and unrealized gain
  (loss) on investments ................        0.74          1.08       1.00       0.67
                                           ---------     ---------  ---------  ---------
Total from investment operations .......        1.46          2.43       2.49       1.79
                                           ---------     ---------  ---------  ---------

LESS DISTRIBUTIONS:
From net investment income .............       (0.70)        (1.34)     (1.42)     (1.02)
From net realized gain .................     --            --           (0.03)   --
                                           ---------     ---------  ---------  ---------
Total distributions ....................       (0.70)        (1.34)     (1.45)     (1.02)
                                           ---------     ---------  ---------  ---------
Paid in capital from
  redemption fees (Note 2) .............        0.02          0.02    --         --
                                           ---------     ---------  ---------  ---------
Net asset value, end of period .........   $   28.70     $   27.92  $   26.81  $   25.77
                                           =========     =========  =========  =========

Total return ...........................        5.37%(4)      9.37%      9.80%      7.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (millions) ...........................   $   40.8      $   36.0   $   14.3   $    2.6

Portfolio turnover rate ................       62.95%(4)     46.93%     20.89%     40.95%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses
  absorbed/recouped ....................        0.73%(5)      0.88%      1.35%     11.24%
After fees waived and expenses
  absorbed/recouped ....................        0.85%(5)      0.70%      0.54%      0.00%

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses
  absorbed/recouped ....................        4.90%(5)      4.98%      5.04%     (2.19)%
After fees waived and expenses
  absorbed/recouped ....................        4.78%(5)      5.16%      5.85%      9.05%




---------------
(1)  Inception of Portfolio.
(2)  Unaudited.
(3)  These amounts have been restated.
(4)  Not annualized.
(5)  Annualized.









SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

52

                            ROCHDALE INVESTMENT TRUST


NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2003 (Unaudited)

NOTE 1 - ORGANIZATION

The Rochdale Dividend & Income Portfolio (formerly Rochdale Alpha Portfolio), Rochdale Atlas Portfolio, Rochdale Large Growth Portfolio, Rochdale Large Value Portfolio, Rochdale Mid/Small Growth Portfolio, Rochdale Mid/Small Value Portfolio, and Rochdale Intermediate Fixed Income Portfolio (the "Portfolios") are diversified series of shares of beneficial interest of Rochdale Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Rochdale Investment Management LLC (the "Advisor") is the Advisor to the Portfolios.

The Rochdale Atlas Portfolio was established in June 1998. Initial outside investors purchased shares of the Portfolios on June 29, 1998. However, investment operations did not commence until October 2, 1998, for the Rochdale Atlas Portfolio. The Rochdale Dividend & Income Portfolio commenced operations on June 1, 1999, and the Rochdale Large Growth, Large Value, Mid/Small Growth, Mid/Small Value, and Intermediate Fixed Income Portfolios commenced operations on December 31, 1999. During 2001, the Board of Trustees of the Portfolios approved changing the fiscal year-end of the Dividend & Income and Atlas Portfolios from March 31 to December 31. Effective June 27, 2003, the Rochdale Alpha Portfolio was renamed the Rochdale Dividend & Income Portfolio, with a new investment objective and strategy.

The Rochdale Dividend & Income Portfolio is a dividend-paying equity securities fund. Its investment objective is significant income and, as a secondary focus, long-term capital appreciation. It seeks income primarily from a diversified portfolio of income-generating securities, including dividend-paying equity and fixed income securities.

The Rochdale Atlas Portfolio is a foreign equity fund with the investment objective of long-term capital appreciation. It seeks to achieve its objective by investing primarily in equity securities of select foreign developed and emerging countries that the Advisor has identified as attractive relative to other countries based on fundamental valuation, financial, and economic attributes.

The Rochdale Large Growth Portfolio is a large-cap domestic equity fund with the investment objective of long-term growth of capital. It seeks to achieve its objective by investing primarily in growth-style equity securities of larger U.S. companies classified within growth industries within the S&P 500.

The Rochdale Large Value Portfolio is a large-cap domestic equity fund with the investment objective of long-term growth of capital. It seeks to achieve its objective by investing primarily in value-style equity securities of larger U.S. companies classified within value industries within the S&P 500.

The Rochdale Mid/Small Growth Portfolio is a mid- and small-cap domestic equity fund with the investment objective of long-term growth of capital. It seeks to achieve its objective by investing primarily in growth-style equity securities of U.S. companies classified within growth industries within the S&P 400 and 600 indices.

The Rochdale Mid/Small Value Portfolio is a mid- and small-cap domestic equity fund with the investment objective of long-term growth of capital. It seeks to achieve its objective by investing primarily in value-style equity securities of U.S. companies classified within value industries within the S&P 400 and 600 indices.

The Rochdale Intermediate Fixed Income Portfolio is a fixed income fund with the investment objective of current income. It seeks to achieve its objective by investing primarily in debt instruments with the intention of holding them to maturity.

                            ROCHDALE INVESTMENT TRUST

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION. In valuing the Portfolios' assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such values are being determined. If there has been no sale on such exchange on such day, the security is valued at the mean between the bid and asked price. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Portfolios are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

     B. SHARE VALUATION. Each Portfolio's share price (net asset value) is determined as of the close of the regular session of trading on the NASDAQ (normally 4:00 p.m., eastern time). The net asset value per share of each Portfolio is calculated by dividing the sum of the value of the securities held by the Portfolio plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Portfolio, rounded to the nearest cent. The offering and redemption price per share of each Portfolio is equal to a Portfolio's net asset value per share. The Portfolios charge a 2% redemption fee on shares redeemed or exchanged within 18 months of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Each Portfolio will retain the fee charged as paid-in capital and such fees become part of the Portfolio's daily net asset value ("NAV") calculations.

     C. FEDERAL INCOME TAXES. The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required. The Dividend & Income, Atlas, Large Growth, Large Value, Mid/Small Growth, and Mid/Small Value Portfolios had net realized capital losses of approximately $143,000, $35,000, $120,000, $647,000,
          $645,000, $537,000, and $255,000, respectively, during the period November 1, 2002, through December 31, 2002. These losses are treated for federal income tax purposes as arising during the Portfolios' tax year ending December 31, 2003. These "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders. At December 31, 2002, certain Portfolios had tax basis capital losses, which may be carried over to offset future capital gains. Such approximate losses expire as follows:


                                                     CAPITAL LOSSES EXPIRING IN:
PORTFOLIO                                             2008        2009         2010
----------------------------------------------------------------------------------------
Rochdale Dividend & Income Portfolio            $    --        $  1,268,000  $1,875,000
Rochdale Atlas Portfolio                              791,000    20,114,000   6,105,000
Rochdale Large Growth Portfolio                      --             560,000    2,161,000
Rochdale Large Value Portfolio                        3,000         145,000    2,031,000
Rochdale Mid/Small Growth Portfolio                  --             341,000    2,285,000
Rochdale Mid/Small Value Portfolio                   --              --        1,281,000
Rochdale Intermediate Fixed Income Portfolio         --              --            4,900

                            ROCHDALE INVESTMENT TRUST

     D. SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of securities sold is determined under the identified cost method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using the effective interest method.

     E. FOREIGN CURRENCY. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

     F. FORWARD CURRENCY CONTRACTS. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When a contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolio could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

     G. DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, equalization and post-October capital and currency losses.

     H. OPTION WRITING. Each Portfolio may write (sell) covered call options and secured put options on securities and indices. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     I. LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Portfolio to risks such as (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) a Portfolio may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with Portfolios' custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 102% of the market value of the loaned securities. Each Portfolio will limit the amount of its loans of portfolio securities to no more than 50% of its total assets.

                            ROCHDALE INVESTMENT TRUST


NOTES TO FINANCIAL STATEMENTS - AT JUNE 30, 2003 (Unaudited), Continued

           At June 30, 2003, each Portfolio loaned equity securities having a fair value and received equity securities collateral for the loan as follows:
PORTFOLIO                                      FAIR VALUE        COLLATERAL
--------------------------------------------------------------------------------
Rochdale Atlas Portfolio                       $1,803,151        $1,913,488
Rochdale Large Growth Portfolio                 2,231,766         2,296,829
Rochdale Large Value Portfolio                  2,106,432         2,184,412
Rochdale Mid/Small Growth Portfolio             2,724,566         2,814,236
Rochdale Mid/Small Value Portfolio              2,072,926         2,173,528
Rochdale Intermediate Fixed Income Portfolio    3,146,081         3,222,500

     J. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     K. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Portfolio accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Advisor provides the Portfolios with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Trust. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% from the Dividend & Income and Atlas Portfolios; 0.50% from the Large Growth, Large Value, Mid/Small Growth, and Mid/Small Value Portfolios; and 0.40% from the Intermediate Fixed Income Portfolio, based upon the average daily net assets of each Portfolio.

The Portfolios are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Portfolios to the extent necessary to limit each Portfolio's aggregate annual operating expenses to a maximum of 1.85%, 1.95%, 1.25%, 1.25%, 1.35%, 1.35%, and 0.90% of average net assets for the Rochdale Dividend & Income, Atlas, Large Growth, Large Value, Mid/Small Growth, Mid/Small Value, and Intermediate Fixed Income Portfolios, respectively. Any reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Portfolios' obligation may be subject to reimbursement by the Portfolios within the following three years, provided the Portfolios are able to effect such reimbursement and remain in compliance with applicable limitations. For the six months ended June 30, 2003, the Advisor has reimbursed for expenses in excess of the limit in the amounts of $22,656 for the Dividend & Income Portfolio. The Advisor has recouped for expenses previously reimbursed of $4,567 for the Large Growth Portfolio, $9,443 for the Large Value Portfolio, $10,237 for the Mid/Small Growth Portfolio, and $8,462 for the Mid/Small Value Portfolio and $25,047 for the Intermediate Fixed Income Portfolio.

                            ROCHDALE INVESTMENT TRUST

At June 30, 2003, the cumulative amount available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Funds are as follows:
Rochdale Dividend & Income Portfolio $ 74,849 Rochdale Large Growth Portfolio 77,271 Rochdale Large Value Portfolio 76,444 Rochdale Mid/Small Growth Portfolio 74,016 Rochdale Mid/Small Value Portfolio 76,768 Rochdale Intermediate Fixed Income Portfolio 148,068 At June 30, 2003, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

                                                                     MARCH 31,
PORTFOLIO                                                             2004
--------------------------------------------------------------------------------
Rochdale Dividend & Income Portfolio                                 $ 12,530

                                                                   DECEMBER 31,
                                               --------------------------------------------
PORTFOLIO                                        2003           2004       2005       2006
-------------------------------------------------------------------------------------------
Rochdale Dividend & Income Portfolio           $   --        $ 10,067   $ 29,596   $ 22,656
Rochdale Large Growth Portfolio                  51,491        25,780       --         --
Rochdale Large Value Portfolio                   44,968        31,476       --         --
Rochdale Mid/Small Growth Portfolio              39,384        34,632       --         --
Rochdale Mid/Small Value Portfolio               39,157        37,611       --         --
Rochdale Intermediate Fixed Income Portfolio     41,058        64,785     42,225       --


The Portfolios have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1. The Plan provides that the Portfolios may pay for distribution and related expenses up to an annual rate of 0.25% of each Portfolio's average net assets to RIM Securities LLC, an affiliate of the Advisor, as distributor. The distributor elected to waive its fees for the six months ended June 30, 2003.

U.S. Bancorp Fund Services, LLC (the "Administrator"), acts as the Trust's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Portfolios; prepares reports and materials to be supplied to the trustees; monitors the activities of the Portfolios' custodian, transfer agent and accountants; coordinates the preparation and payment of Portfolio expenses and reviews the Portfolio's expense accruals. For its services, the Administrator receives a monthly fee from each Portfolio at a rate of 0.10% annually of average net assets, with a minimum annual fee per fund of $22,500.

RIM Securities LLC also acts as the Portfolios' principal underwriter in a continuous public offering of the Portfolios' shares.

                            ROCHDALE INVESTMENT TRUST

During the six months ended June 30, 2003, RIM Securities LLC received $17,978 in brokerage fee commissions with respect to the Portfolios' portfolio transactions, which constituted 42% of the Portfolios' brokerage commissions during the fiscal year.

PORTFOLIO                                           COMMISSIONS
--------------------------------------------------------------------------------
Rochdale Dividend & Income Portfolio                   $1,125
Rochdale Atlas Portfolio                                4,861
Rochdale Large Growth Portfolio                         1,265
Rochdale Large Value Portfolio                          4,742
Rochdale Mid/Small Growth Portfolio                     2,341
Rochdale Mid/Small Value Portfolio                      3,634
Rochdale Intermediate Fixed Income Portfolio               10


Certain officers and trustees of the Trust are also officers and/or directors of the Advisor, Distributor, or Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the six months ended June 30, 2003, are as follows:

PORTFOLIO                                      PURCHASES               SALES
--------------------------------------------------------------------------------
Rochdale Dividend & Income Portfolio          $   763,454       $    5,318,150
Rochdale Atlas Portfolio                        4,372,457            6,591,765
Rochdale Large Growth Portfolio                 2,963,380            1,274,055
Rochdale Large Value Portfolio                  6,242,548            3,431,125
Rochdale Mid/Small Growth Portfolio             4,945,416            1,851,232
Rochdale Mid/Small Value Portfolio              5,211,272            1,829,850
Rochdale Intermediate Fixed Income Portfolio   32,259,201           24,529,514

                            ROCHDALE INVESTMENT TRUST

NOTE 5 - TAX INFORMATION

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                        DIVIDEND
                                        & INCOME         ATLAS           GROWTH          VALUE
                                        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------
Cost of investments
  for tax purposes                    $    434,400    $ 28,696,924    $ 18,116,584    $ 20,643,876
                                      ------------    ------------    ------------    ------------
Gross tax unrealized appreciation            1,712       3,111,902       1,225,298       1,438,970
Gross tax unrealized depreciation           (3,711)     (1,576,620)       (934,927)       (904,969)
                                      ------------    ------------    ------------    ------------
Net tax unrealized appreciation
  (depreciation) on investments             (1,999)      1,535,282         121,243         534,001
Net tax depreciation on derivatives
  and foreign-currency denominated
  assets and liabilities                      --           (24,393)           --              --
                                      ------------    ------------    ------------    ------------
Net tax unrealized appreciation
  (depreciation)                      $     (1,999)   $  1,510,889    $    121,243    $    534,001
                                      ============    ============    ============    ============

                                                                       INTERMEDIATE
                                        MID/SMALL       MID/SMALL         FIXED
                                         GROWTH           VALUE          INCOME
                                        PORTFOLIO       PORTFOLIO       PORTFOLIO
Cost of investments
  for tax purposes                    $ 19,396,764    $ 19,599,748    $ 40,044,262
                                      ------------    ------------    ------------
Gross tax unrealized appreciation        2,504,396       2,100,742       1,225,298
Gross tax unrealized depreciation         (573,689)       (900,140)       (934,927)
                                      ------------    ------------    ------------
Net tax unrealized appreciation
  (depreciation) on investments         (1,930,707)      1,200,602       1,580,834
Net tax depreciation on derivatives
  and foreign-currency denominated
  assets and liabilities                      --              --              --
                                      ------------    ------------    ------------
Net tax unrealized appreciation
  (depreciation)                      $ (1,930,707)   $  1,200,602    $  1,580,834
                                      ============    ============    ============



                            ROCHDALE INVESTMENT TRUST

NOTE 6 - TRUSTEE AND OFFICER INFORMATION

The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including, general supervision and review of the investment activities of the Portfolios. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-245-9888.

                                                                                                OTHER
                              POSITION(S)   LENGTH                                          DIRECTORSHIPS
                              HELD WITH     OF TIME     PRINCIPAL OCCUPATION(S)               HELD BY
NAME, ADDRESS, AND AGE        TRUST         SERVED      DURING THE PAST 5 YEARS               TRUSTEE
-----------------------------------------------------------------------------------------------------------

Carl Acebes*                  Chairman      Since       Chief Investment Officer and            None
Rochdale Investment Trust     and Trustee   1998        Chairman of Rochdale Investment
570 Lexington Ave.                                      Management
New York, NY 10022
Age: 56

Maxime C. Baretge             Trustee       Since       President of P.A. Pommares              None
Rochdale Investment Trust                   1998        Agencies, S.A. (luxury goods
570 Lexington Ave.                                      distribution)
New York, NY 10022
Age: 62

Jerry Roland                  Trustee       Since       Consultant, Credit Suisse-First         None
Rochdale Investment Trust                   2001        Boston, (securities & investment
570 Lexington Ave.                                      banking)
New York, NY 10022
Age: 66

Garrett R. D'Alessandro*      President,    Since       President, Chief Executive Officer,     None
Rochdale Investment Trust     Secretary,    1998        and Director of Research of
570 Lexington Ave.            and                       Rochdale Investment Management
New York, NY 10022            Treasurer
Age: 45


* Denotes Trustees who are "interested persons" of the Trust under the 1940 Act.

                                     ADVISOR

                       Rochdale Investment Management LLC
                              570 Lexington Avenue
                         New York, New York 10022-6837
                                 (800) 245-9888
                                        o

                                   DISTRIBUTOR

                               RIM Securities LLC
                              570 Lexington Avenue
                         New York, New York 10022-6837
                                 (800) 245-9888

                                        o

                                    CUSTODIAN

                            Union Bank of California
                        475 Sansome Street - 15th Floor
                        San Francisco, California 94111

                                        o

                                 TRANSFER AGENT

                           U.S. Bancorp Fund Services
                            P.O. Box 701 Milwaukee,
                              Wisconsin 53201-0701

                                        o

                                    AUDITORS

                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103





This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ROCHDALE INVESTMENT TRUST
570 Lexington Avenue New York, NY 10022-6837
800-245-9888 www.rochdale.com

You can discuss your questions about the Portfolios, and request other information, including the Prospectus and Statement of Additional Information
(SAI), free of charge, by calling the Portfolios at 800-245-9888 or visiting our Web site at www.rochdale.com. The Prospectus and SAI provides detailed information about the Portfolios.

You can review and copy information about the Portfolios, including the Portfolios' Prospectus and SAI, at the Public Reference Room of the Securities and Exchange Commission, or get copies for a fee, by writing or calling the Public Reference Room of the Commission, Washington, DC 20549-0102 (1-202-942-8090). You may also send an e-mail to the publicinfo@sec.gov. You can obtain the same information free of charge from the Commission's Internet Web site at http://www.sec.gov.


(Rochdale Investment Trust's
SEC Investment Company
Act File number is 811-08685)

ITEM 2. CODE OF ETHICS.

Not applicable to Semi-Annual Report


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to Semi-Annual Report


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to Semi-Annual Report


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the
      Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(A) ANY CODE OF ETHICS OR AMENDMENT THERETO. Not applicable to annual reports for periods ending before July 15, 2003.

(B) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

(C) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


           (Registrant) ROCHDALE INVESTMENT TRUST

           By (Signature and Title) /S/ GARRETT R. D'ALESSANDRO
                                    --------------------------------------------
                       Garrett R. D'Alessandro, President

           Date   September 4, 2003
                  --------------------------------------------------------------




           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


           By (Signature and Title) /S/ GARRETT R. D'ALESSANDRO
                                    --------------------------------------------
                                        Garrett R. D'Alessandro,
                                        President and Treasurer

           Date   September 4, 2003
                  --------------------------------------------------------------